UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201
                                   ---------------------------------------------

                           Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Patrick T. Bannigan, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 669-2796
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  6/30/03
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


       TOUCHSTONE                                                 VARIABLE
       ---------------------------------------------------------- SERIES
                                                                  TRUST

TOUCHSTONE VARIABLE SERIES TRUST

o    Touchstone Balanced Fund

o    Touchstone Core Bond Fund

o    Touchstone Emerging Growth Fund

o    Touchstone Enhanced 30 Fund

o    Touchstone Growth & Income Fund

o    Touchstone High Yield Fund

o    Touchstone International Equity Fund

o    Touchstone Money Market Fund

o    Touchstone Value Plus Fund

                                                             SEMI-ANNUAL REPORT
                                                               JUNE 30, 2002
                                                                (unaudited)

                      This page intentionally left blank.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

  Shares                                                                  Value

COMMON STOCKS - 63.0%
  ADVERTISING - 3.6%
    12,400     Lamar Advertising Co.*                               $   436,604
     3,100     Omnicom Group, Inc.                                      222,270
     5,100     WPP Group plc ADR                                        204,357
--------------------------------------------------------------------------------
                                                                        863,231
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE - 2.3%
     2,500     General Dynamics Corp.                                   181,250
     2,300     L-3 Communications Holdings, Inc.*                       100,027
    11,400     Rockwell Collins, Inc.                                   280,782
--------------------------------------------------------------------------------
                                                                        562,059
--------------------------------------------------------------------------------
  AIRLINES - 0.9%
     4,100     Alliant Techsystems, Inc.*                               212,831
--------------------------------------------------------------------------------
  AUTOMOBILES - 1.7%
    23,000     General Motors Corp., Class H*                           294,630
     3,000     Winnebago Industries, Inc.                               113,700
--------------------------------------------------------------------------------
                                                                        408,330
--------------------------------------------------------------------------------
  BANKING - 3.5%
     9,000     Bank of New York Co., Inc.                               258,750
     7,000     Trustmark Corp.                                          178,290
     8,200     Wells Fargo & Co.                                        413,280
--------------------------------------------------------------------------------
                                                                        850,320
--------------------------------------------------------------------------------
  BIOTECHNOLOGY - 0.7%
     4,200     Invitrogen Corp.*                                        161,154
--------------------------------------------------------------------------------
  BUSINESS SERVICES - 1.1%
     9,100     Certegy, Inc.*                                           252,525
--------------------------------------------------------------------------------
  COMMUNICATIONS - 0.7%
     5,000     EchoStar Communications
               Corp., Class A*                                          173,100
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 0.8%
     5,000     National Instruments Corp.*                              188,900
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS - 0.7%
     5,000     Gillette Co.                                             159,300
--------------------------------------------------------------------------------
  DRUGS & MEDICAL PRODUCTS - 2.1%
     5,300     McKesson Corp.                                           189,422
     7,000     Millipore Corp.*                                         310,590
--------------------------------------------------------------------------------
                                                                        500,012
--------------------------------------------------------------------------------
  ELECTRONICS - 2.8%
     7,000     Arrow Electronics, Inc.*                                 106,680
     7,000     Celestica, Inc.*                                         110,320
    10,500     Diebold, Inc.                                            454,125
--------------------------------------------------------------------------------
                                                                        671,125
--------------------------------------------------------------------------------
  ENERGY - 2.3%
     6,100     Exelon Corp.                                             364,841
     5,400     SCANA Corp.                                              185,112
--------------------------------------------------------------------------------
                                                                        549,953
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 4.7%
    11,466     Citigroup, Inc.                                          490,744
     3,900     Fannie Mae                                               263,016
     7,400     Freddie Mac                                              375,698
--------------------------------------------------------------------------------
                                                                      1,129,458
--------------------------------------------------------------------------------
  FOOD RETAILERS - 3.6%
    20,500     Aramark Corp., Class B*                              $   459,610
    10,200     Darden Restaurants, Inc.                                 193,596
    12,500     Kroger Co.*                                              208,500
--------------------------------------------------------------------------------
                                                                        861,706
--------------------------------------------------------------------------------
  HEALTH CARE - 1.3%
     5,500     Renal Care Group, Inc*                                   193,655
     9,500     Tenet Healthcare Corp.*                                  110,675
--------------------------------------------------------------------------------
                                                                        304,330
--------------------------------------------------------------------------------
  INSTRUMENTS-CONTROLS - 0.6%
     4,200     Mettler-Toledo International Inc.*                       153,930
--------------------------------------------------------------------------------
  INSURANCE - 4.0%
     3,300     American International Group, Inc.                       182,094
     6,700     Nationwide Financial Services, Inc.,
               Class A                                                  217,750
     5,200     PartnerRe Ltd.                                           265,772
     5,900     Platinum Underwriters Holdings, Ltd.                     160,126
     1,600     XL Capital Ltd., Class A                                 132,800
--------------------------------------------------------------------------------
                                                                        958,542
--------------------------------------------------------------------------------
  MANUFACTURING - 3.6%
     7,200     Actuant Corp., Class A*                                  340,704
     6,200     General Electric                                         177,816
     3,300     Roper Industries, Inc.                                   122,760
     4,900     SPX Corp.*                                               215,894
--------------------------------------------------------------------------------
                                                                        857,174
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.5%
     7,000     Emmis Communications Corp.,
               Class A*                                                 160,650
    11,000     Harte-Hanks, Inc.                                        209,000
--------------------------------------------------------------------------------
                                                                        369,650
--------------------------------------------------------------------------------
  METALS & MINING - 1.4%
    11,000     Alcan, Inc.                                              344,190
--------------------------------------------------------------------------------
  MULTIMEDIA - 1.0%
     5,427     Clear Channel Communications, Inc.*                      230,051
--------------------------------------------------------------------------------
  OIL & GAS - 3.9%
     5,500     Anadarko Petroleum Corp.                                 244,585
     3,600     BP Plc ADR                                               151,272
     5,300     ConocoPhillips                                           290,440
     4,400     GlobalSantaFe Corp.                                      102,696
     6,900     National-Oilwell, Inc.*                                  151,800
--------------------------------------------------------------------------------
                                                                        940,793
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 2.4%
     5,500     Pfizer, Inc.                                             187,825
    13,600     Pharmaceutical Product
               Development, Inc.*                                       390,728
--------------------------------------------------------------------------------
                                                                        578,553
--------------------------------------------------------------------------------
  RETAILERS - 3.7%
    19,400     Dollar General Corp.                                     354,244
    10,000     Office Depot, Inc.*                                      145,100
     4,700     Ross Stores, Inc.                                        200,878
     5,100     Target Corp.                                             192,984
--------------------------------------------------------------------------------
                                                                        893,206
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

  Shares                                                                  Value

  TELECOMMUNICATIONS - 1.2%
     7,600     Verizon Communications, Inc.                             299,820
--------------------------------------------------------------------------------
  TRANSPORTATION - 3.2%
     8,700     Canadian National Railway Co.                            419,862
    18,000     Pacer International, Inc.*                               339,480
--------------------------------------------------------------------------------
                                                                        759,342
--------------------------------------------------------------------------------
  TRUCKING & SHIPPING - 1.2%
     4,700     Oshkosh Truck Corp.                                      278,804
--------------------------------------------------------------------------------
  UTILITIES - 2.5%
     9,300     Cinergy Corp.                                            342,147
    10,200     Vectren Corp.                                            255,510
--------------------------------------------------------------------------------
                                                                        597,657
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $15,110,046
--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

ASSET-BACKED SECURITIES - 0.0%
  HOUSING - 0.0%
$    8,204     Access Financial
               Manufacture
               Housing Contract
               Trust, Series
               1995-1, Class A3                  7.10     5/15/21   $     8,537
--------------------------------------------------------------------------------
 CORPORATE BONDS - 16.5%
  BANKING - 1.2%
   250,000     BB&T Corp.                        7.25     6/15/07       290,124
       609     Nykredit                          6.00     10/1/26            97
--------------------------------------------------------------------------------
                                                                        290,221
--------------------------------------------------------------------------------
  BEVERAGES - 0.8%
   160,000     Coca-Cola FEMSA,
               S.A de C.V                        8.95     11/1/06       188,800
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 1.7%
   400,000     Tennessee Valley
               Authority                         5.00    12/18/03       407,136
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 8.4%
   500,000     Genera Motors
               Acceptance Corp.                  7.20     1/15/11       503,963
   500,000     General Electric
               Capital Corp.                     6.75     3/15/32       584,783
   250,000     Household
               Finance Corp.                     7.88      3/1/07       294,655
   575,000     Morgan Stanley
               Dean Witter & Co.                 7.75     6/15/05       640,672
--------------------------------------------------------------------------------
                                                                      2,024,073
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.1%
   250,000     AOL Time Warner                   5.63      5/1/05       265,407
--------------------------------------------------------------------------------
  OIL & GAS - 2.5%
   500,000     Pemex Project
               Funding Master
               Trust                             9.13    10/13/10       605,000
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 0.8%
   150,000     Verizon Global                    7.75     6/15/32       190,865
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 3,971,502
--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

MORTGAGE-BACKED SECURITIES - 0.2%
  FINANCIAL SERVICES - 0.2%
    44,500     General Electric
               Capital Mortgage
               Services, Series
               1994-10, Class A10                6.50     3/25/24        44,569
     8,577     Merrill Lynch
               Mortgage Investors,
               Series 1995-C3,
               Class A3                          7.05    12/26/25         8,897
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES                                    $    53,466
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.1%
  TRANSPORTAION - 0.1%
    30,000     Oklahoma
               City Airport                      9.40     11/1/10   $    35,023
--------------------------------------------------------------------------------
  SOVEREIGN GOVERNMENT OBLIGATIONS - 1.0%
    GREAT BRITAIN - 1.0%
GBP 105,000    United
               Kingdom
               Treasury                          8.00     12/7/15   $   234,339
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.1%
   500,000     Federal Home
               Loan Mortgage
               Corporation                       6.25      3/5/12       550,648
   255,211     Federal National
               Mortgage
               Association                       6.00      1/1/14       266,980
   281,137     Federal National
               Mortgage
               Association                       6.00      3/1/31       292,280
   423,113     Federal National
               Mortgage
               Association                       6.00      2/1/33       439,872
    20,893     Federal National
               Mortgage
               Association                       6.25      3/1/21        20,920
   154,697     Federal National
               Mortgage
               Association                       6.50     12/1/12       163,512
    59,242     Federal National
               Mortgage
               Association                       8.00      1/2/30        63,934
   269,654     Government
               National Mortgage
               Association                       7.00     1/15/32       284,822
    95,355     Government
               National Mortgage
               Association                       7.50      9/1/30       101,350
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                  $ 2,184,318
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

U.S. TREASURY OBLIGATIONS - 4.3%
   200,000     U.S. Treasury
               Note                              3.00    11/30/03       201,688
   525,000     U.S. Treasury
               Note                              4.75    11/15/08       581,991
   250,000     U.S. Treasury
               Note                              5.75     8/15/03       251,494
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $ 1,035,173
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 94.2%
(COST $20,654,867)                                                  $22,632,404
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%                          1,394,457
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $24,026,861
--------------------------------------------------------------------------------
* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

ASSET-BACKED SECURITIES - 2.6%
  FINANCIAL SERVICES - 2.6%
$  480,073     Chase Funding
               Mortgage Loan                     7.33    11/25/11   $   524,699
   660,000     Home Equity
               Mortgage Trust                    4.30     4/25/33       686,971
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                       $ 1,211,670
CORPORATE BONDS - 25.0%
  AUTOMOBILES - 0.8%
   375,000     DaimlerChrysler                   4.75     1/15/08      384,674
--------------------------------------------------------------------------------
  BANKING - 3.3%
   375,000     Bank of New York                  7.30     12/1/09       453,468
   565,000     National City Bank                6.25     3/15/11       646,193
   380,000     US Bank NA                        5.70    12/15/08       427,824
--------------------------------------------------------------------------------
                                                                      1,527,485
--------------------------------------------------------------------------------
  BASIC MATERIALS - 1.3%
   550,000     Alcoa                             6.00     1/15/12       619,535
--------------------------------------------------------------------------------
  COMMUNICATIONS - 1.2%
   555,000     Cox
               Communications                    4.63      6/1/13       556,068
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 1.0%
   400,000     Indiana Michigan
               Power                             6.13    12/15/06       444,320
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 7.2%
   500,000     American
               Express Co.                       3.75    11/20/07       521,029
   200,000     Ford Motor
               Credit                            6.75     5/15/05       209,481
   400,000     General Electric
               Cap Corp.                         6.75     3/15/32       467,826
   410,000     General Motors
               Acceptance Corp.                  6.13     8/28/07       426,050
   525,000     J.P. Morgan Chase                 5.75      1/2/13       573,972
   485,000     Morgan Stanley
               Dean Witter                       6.60      4/1/12       560,362
   450,000     National Rural
               Utilities                         6.50      3/1/07       509,796
--------------------------------------------------------------------------------
                                                                      3,268,516
--------------------------------------------------------------------------------
  FOOD - 1.2%
   525,000     General Mills                     3.88    11/30/07       550,020
--------------------------------------------------------------------------------
  INSURANCE - 1.0%
   400,000     Allstate Corp.                    6.13    12/15/32       436,624
--------------------------------------------------------------------------------
  OIL & GAS - 1.2%
   500,000     ConocoPhilips                     5.90    10/15/32       536,523
--------------------------------------------------------------------------------
  RETAILERS - 2.4%
   460,000     Kroger Co.                        7.38      3/1/05       496,789
   600,000     Wal-Mart Stores, Inc.             4.55      5/1/13       624,160
--------------------------------------------------------------------------------
                                                                      1,120,949
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 4.4%
   525,000     British Telecom                   7.88    12/15/05       597,891
   350,000     France Telecom                    8.70      3/1/06       399,235
   450,000     GTE North                         6.40     2/15/05       481,276
   450,000     Verizon New York                  6.88      4/1/12       529,724
--------------------------------------------------------------------------------
                                                                      2,008,126
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $11,452,840
--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

MORTGAGE-BACKED SECURITIES - 33.9%
   335,450     Federal Home
               Loan Mortgage
               Corporation                       7.00      5/1/30   $   354,382
 2,080,545     Federal Home
               Loan Mortgage
               Corporation                       6.50      8/1/32     2,165,114
   407,610     Federal National
               Mortgage
               Association                       5.50     12/1/16       423,481
 1,520,768     Federal National
               Mortgage
               Association                       5.00     12/1/17     1,573,264
   369,562     Federal National
               Mortgage
               Association                       8.00      5/1/30       398,518
   407,482     Federal National
               Mortgage
               Association                       7.50      1/1/31       432,936
   187,012     Federal National
               Mortgage
               Association                       6.50      6/1/31       195,953
   500,000     Federal National
               Mortgage
               Association                       6.00      6/1/32       519,801
 1,101,747     Federal National
               Mortgage
               Association                       6.50      6/1/32     1,148,932
   793,404     Federal National
               Mortgage
               Association                       6.50      8/1/32       827,387
   221,370     Federal National
               Mortgage
               Association                       6.50      9/1/32       230,852
   802,918     Federal National
               Mortgage
               Association                       6.50      9/1/32       837,309
   337,723     Federal National
               Mortgage
               Association                       5.00      6/1/33       343,660
   512,362     Federal National
               Mortgage
               Association                       5.00      6/1/33       521,368
 2,992,214     Federal National
               Mortgage
               Association TBA                   5.50     11/1/16     3,108,718
   571,000     Federal National
               Mortgage
               Association TBA                   6.00      6/1/32       593,305
 1,143,827     Federal National
               Mortgage
               Association TBA                   5.50      7/1/33     1,182,431
     1,077     Government National
               Mortgage
               Association                       7.50      7/1/23         1,153
   158,430     Government National
               Mortgage
               Association                       6.75     9/20/24       161,838

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

MORTGAGE-BACKED SECURITIES - 33.9% - Continued
   409,153     Government
               National
               Mortgage
               Association                       4.00    10/17/29   $   416,489
   103,421     Government
               National
               Mortgage
               Association                       8.00     7/15/30       111,534
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES                                    $15,548,425
--------------------------------------------------------------------------------
MORTGAGE RELATED - 3.5%
   585,000     Banc of America
               Commercial
               Mortgage                          4.65     9/11/36       607,913
   433,423     First Union
               National Bank
               Commercial
               Mortgage                          5.67    12/12/33       475,554
   520,000     GE Capital
               Commercial
               Mortgage Corp.                    4.37     1/10/38       543,003
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED                                              $ 1,626,470
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8%
   600,000     Federal Home
               Loan Mortgage
               Corporation                       1.75     5/15/05       604,612
   750,000     Federal
               National
               Mortgage
               Association                       7.13     6/15/10       927,092
   800,000     Federal
               National
               Mortgage
               Association                       2.75    12/16/05       806,238
   500,000     Federal
               National
               Mortgage
               Association                       2.38     3/17/06       499,025
   560,000     Federal
               National
               Mortgage
               Association                       5.00     1/15/07       616,366

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8% - Continued
   650,000     Federal
               National
               Mortgage
               Association                       4.25    7/15/07    $   699,457
   730,000     Federal
               National
               Mortgage
               Association                       6.13     3/15/12       860,920
   445,000     Federal
               National
               Mortgage
               Association                       7.13     1/15/30       577,592
 2,582,000     Federal National
               Mortgage
               Association
               Discount Note                               7/1/03     2,582,001
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                            $ 8,173,303
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 14.5%
 1,400,000     U.S. Treasury
               Bond                              6.00     2/15/26     1,673,493
   515,000     U.S. Treasury
               Note                              1.63     4/30/05       518,379
 1,070,000     U.S. Treasury
               Note                              1.25     5/31/05     1,069,373
 2,035,000     U.S. Treasury
               Note                              5.75    11/15/05     2,239,692
   620,000     U.S. Treasury
               Note                              4.38     5/15/07       673,572
   415,000     U.S. Treasury
               Note                              6.00     8/15/09       489,522
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $ 6,664,031
--------------------------------------------------------------------------------
  Shares                                                                  Value

MONEY MARKETS - 4.5%
 2,061,000     Merrill Lynch Premier
               Money Market - Institutional                         $ 2,061,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.8%
(COST $45,764,328)                                                  $46,737,739
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%)                         (840,089)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $45,897,650
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

  Shares                                                                  Value

COMMON STOCKS - 96.0%
  ADVERTISING - 1.9%
    54,100     DoubleClick*                                         $   500,425
     4,150     Interpublic Group of
               Companies, Inc. (The)                                     55,527
--------------------------------------------------------------------------------
                                                                        555,952
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE - 1.7%
       950     Alliant Techsystems*                                      49,315
    32,900     Armor Holdings*                                          440,860
--------------------------------------------------------------------------------
                                                                        490,175
--------------------------------------------------------------------------------
  AIRLINES - 0.2%
     3,700     Southwest Airlines                                        63,640
--------------------------------------------------------------------------------
  APPAREL & ACCESSORIES - 0.2%
     2,255     Jones Apparel Group*                                      65,981
--------------------------------------------------------------------------------
  BANKING - 8.4%
     2,500     Banknorth Group                                           63,800
    10,700     East West Bancorp                                        386,698
    21,800     Investors Financial Services                             632,418
     1,350     North Fork Bancorporation                                 45,981
     1,200     Silicon Valley Bancshares*                                28,572
    13,000     Southwest Bancorporation of Texas*                       422,630
    25,800     UCBH Holdings                                            739,943
       745     Valley National Bancorp                                   19,631
     1,100     Zions Bancorporation                                      55,671
--------------------------------------------------------------------------------
                                                                      2,395,344
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.2%
     2,800     Hain Celestial Group*                                     44,772
--------------------------------------------------------------------------------
  BIOTECHNOLOGY - 2.5%
    16,300     CV Therapeutics*                                         483,458
    20,200     Transkaryotic Therapies*                                 233,108
--------------------------------------------------------------------------------
                                                                        716,566
--------------------------------------------------------------------------------
  CHEMICALS - 0.2%
     3,300     Agrium                                                    36,168
       950     Rohm and Haas Company                                     29,479
--------------------------------------------------------------------------------
                                                                         65,647
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 11.1%
     1,550     Anixter International*                                    36,317
    11,700     Career Education*                                        800,513
    13,100     Corporate Executive
               Board Company (The)*                                     530,943
    15,000     Navigant Consulting*                                     177,750
    44,550     PerkinElmer                                              615,236
    43,700     Sylvan Learning Systems*                                 998,107
--------------------------------------------------------------------------------
                                                                      3,158,866
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 7.2%
     7,600     Aspen Technology, Inc.*                                   36,480
    32,500     Keane*                                                   442,975
       550     KLA-Tencor Corporation*                                   25,570
    67,200     Legato Systems*                                          563,807
     2,100     Macromedia*                                               44,184
     3,950     Network Associates*                                       50,086
    35,200     SkillSoft PLC, ADR*                                      177,760
     2,400     Unisys Corp.*                                             29,472
    12,500     Verint Systems*                                          317,625
    27,500     Verity*                                                  348,150
--------------------------------------------------------------------------------
                                                                      2,036,109
--------------------------------------------------------------------------------

  Shares                                                                  Value

  COMPUTERS & INFORMATION - 2.6%
     5,650     Maxtor*                                              $    42,432
    45,900     Polycom*                                                 636,174
     1,400     Reynolds & Reynolds
               Company (The) - Class A                                   39,984
     3,200     Symbol Technologies                                       41,632
--------------------------------------------------------------------------------
                                                                        760,222
--------------------------------------------------------------------------------
  CONSTRUCTION - 0.1%
     1,350     Toll Brothers*                                            38,219
--------------------------------------------------------------------------------
  COSMETICS & PERSONAL CARE - 0.1%
     1,000     Estee Lauder                                              33,530
--------------------------------------------------------------------------------
  DATA PROCESSING SERVICES - 3.0%
    14,400     CheckFree Corp.*                                         400,896
    25,300     NDCHealth                                                464,255
--------------------------------------------------------------------------------
                                                                        865,151
--------------------------------------------------------------------------------
  ELECTRONICS - 3.3%
     2,250     Arrow Electronics*                                        34,290
     3,100     Celestica*                                                48,856
     1,200     EMCOR Group*                                              59,232
     9,700     LSI Logic*                                                68,676
     3,600     National Semiconductor*                                   70,992
    20,000     Power Integrations*                                      486,400
     2,650     Tektronix*                                                57,240
     2,600     Teledyne Technologies*                                    34,060
     5,750     Vishay Intertechnology*                                   75,900
--------------------------------------------------------------------------------
                                                                        935,646
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 0.1%
     3,400     Metro-Goldwyn-Mayer*                                      42,228
--------------------------------------------------------------------------------
  ENVIRONMENTAL SERVICES - 2.8%
    23,300     Waste Connections*                                       816,665
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 1.0%
       700     Countrywide Financial                                     48,699
     5,100     RenaissanceRe Holdings Ltd.                              232,152
--------------------------------------------------------------------------------
                                                                        280,851
--------------------------------------------------------------------------------
  HEALTH CARE - 2.0%
    41,800     Cross Country Healthcare*                                551,342
     1,350     Health Management
               Associates, Class A                                       24,908
--------------------------------------------------------------------------------
                                                                        576,250
--------------------------------------------------------------------------------
  HEALTH CARE EQUIPMENT - 2.2%
     3,800     Apogent Technologies                                      76,000
    15,100     Wilson Greatbatch Technologies*                          545,110
--------------------------------------------------------------------------------
                                                                        621,110
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 5.1%
     1,750     Health Net*                                               57,663
    27,200     Manor Care*                                              680,272
    29,800     Select Medical*                                          739,934
--------------------------------------------------------------------------------
                                                                      1,477,869
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 0.6%
     1,650     Dover                                                     49,434
     2,000     Pall                                                      45,000
     1,200     Phelps Dodge*                                             46,008
     1,500     York International                                        35,100
--------------------------------------------------------------------------------
                                                                        175,542
--------------------------------------------------------------------------------
  HOMEFURNISHINGS - 0.0%
       500     Leggett & Platt                                           10,250
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schedule of Investments continued

  Shares                                                                  Value

COMMON STOCKS - 96.0% - Continued
  INSURANCE - 3.0%
     8,900     Philadelphia Consolidated Holding*                       359,560
    18,700     Platinum Underwriters
               Holdings, Ltd.                                           507,518
--------------------------------------------------------------------------------
                                                                        867,078
--------------------------------------------------------------------------------
  MEDIA - Broadcasting & Publishing - 1.9%
       650     Belo                                                      14,534
    44,900     Entravision Communications,
               Class A*                                                 509,615
       500     Meredith                                                  22,000
--------------------------------------------------------------------------------
                                                                        546,149
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 3.7%
     1,150     Beckman Coulter, Inc.                                     46,736
    61,600     PSS World Medical*                                       354,200
     5,500     Teradyne*                                                 95,205
     1,400     Waters*                                                   40,782
    27,900     Wright Medical Group*                                    530,100
--------------------------------------------------------------------------------
                                                                      1,067,023
--------------------------------------------------------------------------------
  OIL & Gas - 6.6%
    71,800     Chesapeake Energy                                        725,180
       450     Cooper Cameron*                                           22,671
       500     Devon Energy                                              26,700
       950     Ensco International                                       25,555
    18,200     Helmerich & Payne                                        531,440
     1,550     Pride International*                                      29,171
    52,100     Superior Energy Services*                                493,908
--------------------------------------------------------------------------------
                                                                      1,854,625
--------------------------------------------------------------------------------
  OIL & GAS EXPLORING & PRODUCTION - 2.9%
    42,300     W-H Energy Services*                                     824,004
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 3.1%
    12,000     Celgene*                                                 364,800
    11,800     Trimeris, Inc.*                                          539,024
--------------------------------------------------------------------------------
                                                                        903,824
--------------------------------------------------------------------------------

  Shares                                                                  Value

  RESTAURANTS - 1.7%
     9,900     P.F. Chang's China Bistro*                           $   487,179
--------------------------------------------------------------------------------
  RETAILERS - 8.7%
     3,100     American Eagle Outfitters*                                56,854
    24,000     Chico's FAS*                                             505,200
    15,700     Cost Plus*                                               559,862
    17,200     Guitar Center*                                           498,800
     3,200     J.C. Penny Company                                        53,920
     1,550     Talbots                                                   45,648
       300     Tech Data*                                                 8,013
    25,600     Williams-Sonoma*                                         747,519
--------------------------------------------------------------------------------
                                                                      2,475,816
--------------------------------------------------------------------------------
  SEMI-CONDUCTORS - 5.9%
    38,200     Lam Research*                                            695,622
    23,600     Semtech*                                                 336,064
    22,300     Varian Semiconductor
               Equipment Associates*                                    663,648
--------------------------------------------------------------------------------
                                                                      1,695,334
--------------------------------------------------------------------------------
  TELECOM EQUIPMENT - 1.7%
    30,800     Advanced Fibre Communication                             501,116
--------------------------------------------------------------------------------
  TOYS - 0.1%
     1,350     Mattel*                                                   25,542
--------------------------------------------------------------------------------
  TRANSPORTATION - 0.2%
     2,650     Alexander & Baldwin                                       70,305
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $27,544,580
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 96.0%
(COST $22,848,430)                                                  $27,544,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%                          1,156,117
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $28,700,697
--------------------------------------------------------------------------------

*    Non-income producing security.
ADR  - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

  Shares                                                                  Value

COMMON STOCKS - 94.4%
  AEROSPACE & DEFENSE - 6.5%
     8,100     Boeing                                               $   277,992
    11,400     Honeywell International                                  306,090
--------------------------------------------------------------------------------
                                                                        584,082
--------------------------------------------------------------------------------
  BANKING - 7.4%
     4,300     Bank of America                                          339,829
     7,666     Citigroup                                                328,105
--------------------------------------------------------------------------------
                                                                        667,934
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 9.0%
     6,300     Altria Group                                             286,272
     5,100     Coca-Cola                                                236,691
    13,100     McDonald's                                               288,986
--------------------------------------------------------------------------------
                                                                        811,949
--------------------------------------------------------------------------------
  CHEMICALS - 3.0%
     6,500     Du Pont (E.I.) De Nemours                                270,660
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 6.5%
     8,000     Computer Sciences*                                       304,960
    11,000     Microsoft*                                               281,710
--------------------------------------------------------------------------------
                                                                        586,670
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 10.3%
    19,400     Cisco Systems*                                           323,786
    15,900     Hewlett-Packard                                          338,670
     3,200     International Business Machines                          264,000
--------------------------------------------------------------------------------
                                                                        926,456
--------------------------------------------------------------------------------
  ELECTRONICS - 2.5%
    11,000     Intel                                                    228,624
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.9%
    13,300     Walt Disney Company (The)                                262,675
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 3.2%
     6,830     American Express                                         285,562
--------------------------------------------------------------------------------

  Shares                                                                  Value

  HOUSEHOLD PRODUCTS - 4.9%
     4,600     Kimberly-Clark                                       $   239,844
     2,300     Procter & Gamble Co.                                     205,114
--------------------------------------------------------------------------------
                                                                        444,958
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 9.7%
     9,300     General Electric                                         266,724
     2,100     Minnesota Mining & Manufacturing (3M)                    270,858
     4,700     United Technologies                                      332,901
--------------------------------------------------------------------------------
                                                                        870,483
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 6.3%
     4,600     Johnson & Johnson                                        237,820
     3,900     Wellpoint Health Networks*                               328,770
--------------------------------------------------------------------------------
                                                                        566,590
--------------------------------------------------------------------------------
  OIL & GAS - 3.0%
     7,596     Exxon Mobil                                              272,772
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 6.2%
     3,900     Cardinal Health, Inc.                                    250,770
     5,000     Merck                                                    302,750
--------------------------------------------------------------------------------
                                                                        553,520
--------------------------------------------------------------------------------
  RETAILERS - 10.4%
     9,700     Best Buy*                                                426,024
     7,300     Home Depot                                               241,776
     4,900     Wal-Mart Stores, Inc.                                    262,983
--------------------------------------------------------------------------------
                                                                        930,783
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 2.6%
     9,000     SBC Communications                                       229,950
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 94.4%
(COST $9,832,487)                                                   $ 8,493,668
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%                            503,652
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $ 8,997,320
--------------------------------------------------------------------------------

*    Non-income producing security.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

  Shares                                                                  Value

COMMON STOCKS - 93.3%
  AEROSPACE & DEFENSE - 4.5%
    19,600     Honeywell International                              $   526,260
    11,700     Textron                                                  456,534
     2,900     United Technologies Corp.                                205,407
--------------------------------------------------------------------------------
                                                                      1,188,201
--------------------------------------------------------------------------------
  APPAREL RETAILERS - 7.2%
     9,000     J.C. Penny                                               151,650
    28,300     Limited                                                  438,650
    15,100     Nordstrom                                                294,752
    18,200     Sears, Roebuck & Company                                 612,248
    10,800     Target Corporation                                       408,672
--------------------------------------------------------------------------------
                                                                      1,905,972
--------------------------------------------------------------------------------
  BANKING - 18.2%
    22,100     AmSouth Bancorp                                          482,664
     6,700     Bank of America                                          529,501
     8,600     BB&T                                                     294,980
    13,100     Citigroup                                                560,680
     2,500     Fifth Third Bancorp                                      143,350
    24,000     FleetBoston Financial                                    713,040
    10,300     KeyCorp                                                  260,281
     4,000     North Fork Bancorporation                                136,240
     6,800     SunTrust Banks                                           403,512
    24,500     U.S. Bancorp                                             600,250
    17,900     Wachovia                                                 715,284
--------------------------------------------------------------------------------
                                                                      4,839,782
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.4%
     8,000     ConAgra Foods                                            188,800
    16,400     McDonald's                                               361,784
    18,300     Sara Lee                                                 344,223
--------------------------------------------------------------------------------
                                                                        894,807
--------------------------------------------------------------------------------
  BUSINESS EQUIPNENT & SERVICES - 0.8%
     5,700     Pitney-Bowes                                             218,937
--------------------------------------------------------------------------------
  CHEMICALS - 3.0%
    20,500     Dow Chemical                                             634,680
     5,000     Rohm and Haas                                            155,150
--------------------------------------------------------------------------------
                                                                        789,830
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 4.2%
    10,200     Automatic Data Processing                                345,372
     6,400     Diebold, Inc.                                            276,800
    11,500     EMC*                                                     120,405
     9,097     Hewlett-Packard                                          193,766
     2,300     International Business Machines                          189,750
--------------------------------------------------------------------------------
                                                                      1,126,093
--------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 2.4%
    12,700     Emerson Electric                                         648,970
--------------------------------------------------------------------------------
  ELECTRONICS - 4.8%
    13,300     Applied Materials*                                       210,938
    27,000     Intel                                                    561,168
     9,500     Raytheon                                                 311,980
    10,300     Texas Instruments, Inc.                                  181,280
--------------------------------------------------------------------------------
                                                                      1,265,366
--------------------------------------------------------------------------------

  Shares                                                                  Value

  FINANCIAL SERVICES - 10.9%
     6,100     Fannie Mae                                           $   411,384
     5,700     Freddie Mac                                              289,389
    27,400     J.P. Morgan Chase                                        936,532
     1,500     Morgan Stanley Dean Witter & Co.                          64,125
    12,900     National City                                            421,959
    15,600     PNC Financial Services Group                             761,436
--------------------------------------------------------------------------------
                                                                      2,884,825
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 3.2%
    35,600     Sonoco Products                                          855,112
--------------------------------------------------------------------------------
  INDUSTRIAL - 1.2%
    11,400     General Electric                                         326,952
--------------------------------------------------------------------------------
  INSURANCE - 3.1%
     3,700     Allstate                                                 131,905
     2,500     American International Group                             137,950
     5,800     Chubb                                                    348,000
     5,200     Jefferson-Pilot Corporation                              215,592
--------------------------------------------------------------------------------
                                                                        833,447
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 5.0%
    25,600     Baxter International, Inc.                               665,600
     2,500     Johnson & Johnson                                        129,250
    18,600     Waters*                                                  541,818
--------------------------------------------------------------------------------
                                                                      1,336,668
--------------------------------------------------------------------------------
  METALS - 1.7%
    17,900     Alcoa                                                    456,450
--------------------------------------------------------------------------------
  OIL & GAS - 8.6%
    11,600     BP Amoco Plc ADR                                         487,432
     5,600     Chevron Texaco                                           404,320
    11,500     ConocoPhillips                                           630,200
    20,842     Exxon Mobil                                              748,436
--------------------------------------------------------------------------------
                                                                      2,270,388
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 9.5%
    10,000     Abbott Laboratories                                      437,600
    29,500     Bristol-Myers Squibb                                     800,925
     8,900     Merck                                                    538,895
     9,300     Pfizer                                                   317,595
     9,300     Wyeth                                                    423,615
--------------------------------------------------------------------------------
                                                                      2,518,630
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 1.6%
     4,000     QUALCOMM                                                 143,000
    10,600     SBC Communications                                       270,830
--------------------------------------------------------------------------------
                                                                        413,830
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $24,774,260
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 93.3%
(COST $24,696,631)                                                  $24,774,260
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%                          1,775,955
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $26,550,215
--------------------------------------------------------------------------------
*    Non-income producing security.
ADR  - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
$2,825,000     Federal National
               Mortgage
               Association
               Discount Note                               7/1/03   $ 2,825,000
--------------------------------------------------------------------------------
CORPORATE BONDS - 94.4%
  ADVERTISING - 0.9%
   500,000     RH Donnelley
               Finance Corp.,
               144A                              8.88    12/15/10       552,500
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE - 1.6%
   150,000     BE Aerospace,
               Series B                          8.88      5/1/11       117,750
   775,000     Bombardier
               Capital, 144A                     7.50    10/17/05       813,750
--------------------------------------------------------------------------------
                                                                        931,500
--------------------------------------------------------------------------------
  AUTOMOTIVE - 2.4%
   250,000      Navistar
               International,
               Series B                          8.00      2/1/08       250,000
   670,000      Navistar
               International,
               Series B                          9.38      6/1/06       728,625
   400,000      TRW
               Automotive, 144A                 11.00     2/15/13       436,000
--------------------------------------------------------------------------------
                                                                      1,414,625
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 1.2%
   750,000     Burns Philip
               Capital, 144A                     9.75     7/15/12       731,250
--------------------------------------------------------------------------------
  CHEMICALS - 4.6%
   350,000     Equistar
               Chemical Funding                 10.13      9/1/08       360,500
 1,000,000     Equistar
               Chemical
               Funding, 144A                    10.63      5/1/11     1,025,000
   200,000     Hercules                         11.13    11/15/07       233,000
   200,000     MacDermid                         9.13     7/15/11       223,500
   400,000     Marsulex                          9.63      7/1/08       400,000
   100,000     Olin                              9.13    12/15/11       118,753
   400,000     Polyone Corp.,
               144A                             10.63     5/15/10       390,000
--------------------------------------------------------------------------------
                                                                      2,750,753
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 3.2%
   500,000     Allied Waste
               North America,
               Series B                         10.00      8/1/09       531,250
   250,000     Casella Waste
               Systems, 144A                     9.75      2/1/13       265,000
   100,000     Coinmach Corp.                    9.00      2/1/10       107,000
   500,000     Integrated
               Electrical Services,
               Series B                          9.38      2/1/09       507,500
   500,000     United Rentals,
               Series B                          8.80     8/15/08       485,000
--------------------------------------------------------------------------------
                                                                      1,895,750
--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

  COMMUNICATIONS - 4.5%
   100,000     AT&T Wireless                     8.13      5/1/12   $   120,486
   500,000     Charter
               Communications                   10.25     1/15/10       377,500
   517,000     Crown Castle
               International Towers              9.50      8/1/11       535,095
   250,000     Nextel
               Communications                    9.38    11/15/09       268,438
   350,000     Primus
               Telecommunications
               Group                            11.25     1/15/09       323,750
   700,000     Qwest
               Communications,
               Series B                          7.50     11/1/08       647,499
   200,000     SBA
               Communications                   10.25      2/1/09       184,000
   250,000     Sprint Capital                    6.88    11/15/28       250,809
--------------------------------------------------------------------------------
                                                                      2,707,577
--------------------------------------------------------------------------------
  COSMETICS & PERSONAL CARE - 0.3%
   250,000     Revlon Consumer
               Products                          9.00     11/1/06       160,000
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 8.8%
   400,000     AES Corp., 144A                   8.75     5/15/13       416,000
   400,000     AES Corp., 144A                   9.00     5/15/15       418,000
   400,000     Alliant Energy
               Resources                         9.75     1/15/13       515,128
   200,000     Avista Corp.                      9.75      6/1/08       232,000
 1,000,000     Centerpoint
               Energy
               Resource, 144A                    7.88      4/1/13     1,150,243
   650,000     Illinois Power
               Dynerg Holdings                   7.50     6/15/09       656,500
   750,000     Reliant Resources,
               144A                              9.25     7/15/10       753,750
   250,000     Reliant Resources,
               144A                              9.50     7/15/13       251,875
   850,000     Westar Energy                     7.65     4/15/23       886,125
--------------------------------------------------------------------------------
                                                                      5,279,621
--------------------------------------------------------------------------------
  ELECTRONICS - 0.5%
   250,000     Flextronics
               International,
               Yankee Dollar                     9.88      7/1/10       273,750
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 0.7%
   400,000     Circus &
               Eldor/Silver Leg                 10.13      3/1/12       393,000
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 0.2%
   200,000     Tiete Certificates
               Grantor Trust,
               144A                              11.5    12/15/15       120,000
--------------------------------------------------------------------------------
  FOOD PROCESSORS - 1.7%
 1,000,000     Swift & Co., 144A                10.13     10/1/09     1,040,000
--------------------------------------------------------------------------------
  FOOD RETAILERS - 3.6%
   100,000     Ingles Markets                    8.88     12/1/11       100,625
 1,250,000     Ingles Markets,
               144A                              8.88     12/1/11     1,257,813
   500,000     Marsh
               Supermarkets,
               Series B                          8.88      8/1/07       466,250

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

CORPORATE BONDS - 94.4% - Continued
  FOOD RETAILERS - 3.6% - Continued
    40,000     Pathmark Stores                   8.75      2/1/12   $    41,400
   250,000     Stater Brothers
               Holdings                         10.75     8/15/06       263,125
--------------------------------------------------------------------------------
                                                                      2,129,213
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 3.4%
   250,000     Georgia-Pacific                    7.7     6/15/15       240,625
   750,000     Georgia-Pacific                    9.5     12/1/11       825,938
   250,000     Stone Container                   9.75      2/1/11       273,750
   700,000     Tembec Industries, Inc.            8.5      2/1/11       693,000
--------------------------------------------------------------------------------
                                                                      2,033,313
--------------------------------------------------------------------------------
  FUNERAL SERVICES - 0.6%
   156,500     Alderwoods Group                    11      1/2/07       158,456
   200,000     Stewart Enterprises              10.75      7/1/08       223,000
--------------------------------------------------------------------------------
                                                                        381,456
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 7.4%
 1,000,000     Beverly Enterprises               9.63     4/15/09       960,000
   200,000     Manor Care                           8      3/1/08       225,000
   850,000     Rotech Healthcare                  9.5      4/1/12       873,375
   500,000     Rural/Metro                       7.88     3/15/08       400,000
   600,000     Senior Housing
               Properties REIT                   7.88     4/15/15       612,000
 1,000,000     Team Health,
               Series B                            12     3/15/09     1,025,000
   320,000     Tenet Healthcare                  5.38    11/15/06       307,200
--------------------------------------------------------------------------------
                                                                      4,402,575
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 0.8%
    30,000     AGCO                               8.5     3/15/06        29,925
   400,000     Briggs & Stratton                 8.88     3/15/11       462,000
--------------------------------------------------------------------------------
                                                                        491,925
--------------------------------------------------------------------------------
  HOMEFURNISHINGS - 0.4%
   316,000     Interface                          7.3      4/1/08       265,440
--------------------------------------------------------------------------------
  HOUSING - 5.1%
   500,000     Champion
               Enterprises                       7.63     5/15/09       377,500
   200,000     Kaufman &
               Broad Home                        7.75    10/15/04       209,750
   250,000     KB Homes                           9.5     2/15/11       282,813
   100,000     Meritage                          9.75      6/1/11       110,500
   600,000     Schuler Homes                     9.38     7/15/09       678,000
   750,000     Tech Olympic USA                     9      7/1/10       810,000
   500,000     WCI
               Communities, Inc.                10.63     2/15/11       552,500
--------------------------------------------------------------------------------
                                                                      3,021,063
--------------------------------------------------------------------------------
  INDUSTRIAL - 4.7%
   100,000     Alltrista Corp.                   9.75      5/1/12       107,000
 1,000,000     Freeport-McMoran
               C&G                              10.13      2/1/10     1,117,500
   750,000     JLG Industries,
               144A                              8.25      5/1/08       761,250
   800,000     Texas Industries,
               144A                             10.25     6/15/11       836,000
--------------------------------------------------------------------------------
                                                                      2,821,750
--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

  LODGING - 1.0%
   200,000     Courtyard by
               Marriott, Series B               10.75      2/1/08   $   199,500
   250,000     Felcor Lodging
               REIT                               9.5     9/15/08       258,125
   162,000     Resorts
               International
               Hotel/Casino                      11.5     3/15/09       153,900
--------------------------------------------------------------------------------
                                                                        611,525
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 5.5%
   250,000     Alliance Atlantis
               Communications,
               Yankee Dollar                       13    12/15/09       285,000
   100,000     Block
               Communications                    9.25     4/15/09       109,000
   400,000     Corus
               Entertainment, Inc.               8.75      3/1/12       430,000
   500,000     Houghton
               Mifflin, 144A                     8.25      2/1/11       527,500
   300,000     Houghton
               Mifflin, 144A                     9.88      2/1/13       325,500
   700,000     Quebecor Media                   11.13     7/15/11       801,500
   250,000     Susquehanna
               Media                             7.38     4/15/13       262,500
   500,000     Susquehanna
               Media                              8.5     5/15/09       527,500
--------------------------------------------------------------------------------
                                                                      3,268,500
--------------------------------------------------------------------------------
  METALS - 1.3%
   500,000     IPSCO, 144A                       8.75      6/1/13       510,000
   200,000     Newmont Mining                    8.63     5/15/11       249,554
--------------------------------------------------------------------------------
                                                                        759,554
--------------------------------------------------------------------------------
  MINING - 1.6%
 1,000,000     Consol Energy                     7.88      3/1/12       976,250
--------------------------------------------------------------------------------
  OIL & GAS - 16.0%
   250,000     BRL Universal
               Equipment                         8.88     2/15/08       271,250
   750,000     Citgo Petroleum
               Corp., 144A                      11.38      2/1/11       836,250
   500,000     Frontier
               Escrow, 144A                         8     4/15/13       522,500
    75,000     Grant Prideco,
               Series B                          9.63     12/1/07        82,875
   660,000     Husky Oil                          8.9     8/15/28       762,300
   100,000     Lone Star Tech,
               Series B                             9      6/1/11       104,250
 2,000,000     Petrobras
               International
               Finance                           9.13      7/2/13     1,999,999
 1,000,000     Premcor Refining
               Group                              9.5      2/1/13     1,105,000
   500,000     Semco Energy,
               144A                              7.13     5/15/08       522,500
 1,000,000     Tesoro Petroleum
               Corp                              9.63      4/1/12       915,000
   500,000     Transcontinental
               Gas                               6.13     1/15/05       500,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

CORPORATE BONDS - 94.4% - Continued
  OIL & GAS - 16.0% - Continued
 1,000,000     Transmontaigne,
               144A                              9.13      6/1/10   $ 1,053,750
   800,000     XTO Energy, 144A                  6.25     4/15/13       850,000
--------------------------------------------------------------------------------
                                                                      9,525,674
--------------------------------------------------------------------------------
  PAPER & PACKAGING - 3.9%
 1,400,000     Constar
               International                    11.00     12/1/12     1,512,000
   750,000     Owens-Brockway
               Glass Containers                  8.75    11/15/12       813,750
--------------------------------------------------------------------------------
                                                                      2,325,750
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 0.9%
   500,000     Alpharma, 144A                    8.63      5/1/11       525,000
--------------------------------------------------------------------------------
  TECHNOLOGY - 1.6%
 1,000,000     Amkor Technology,
               144A                              7.75     5/15/13       950,000
--------------------------------------------------------------------------------
  TRANSPORTATION - 6.0%
 1,000,000     Cummins, Inc.,
               144A                              9.50     12/1/10     1,135,000
 1,200,000     Laidlaw
               International,
               144A                             10.75     6/15/11     1,260,000
   850,000     Overseas Shipping
               Group                             8.75     12/1/13       909,500
   250,000     Stena AB                          9.63     12/1/12       274,688
--------------------------------------------------------------------------------
                                                                      3,579,188
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $56,318,502
--------------------------------------------------------------------------------

  Shares                                                                  Value

PREFERRED STOCKS - 0.6%
  COMPUTER SOFTWARE & PROCESSING - 0.0%
         1     McLeodusa, Series A                                  $         7
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 0.6%
     3,500     CSC Holdings, Series M                                   358,750
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                              $   358,757
--------------------------------------------------------------------------------
  MONEY MARKETS - 3.7%
 2,204,000     Merrill Lynch
               Premier Money
               Market - Institutional                               $ 2,204,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 103.4%
(COST $58,566,881)                                                  $61,706,259
LIABILITIES IN EXCESS OF
OTHER ASSETS - (3.4%)                                                (2,018,154)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $59,688,105

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities were valued at $20,236,431 or 33.90% of net assets.
REIT - Real Estate Investment Trust.
Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

  Shares                                                                  Value

COMMON STOCKS - 97.3%
  AUSTRALIA - 2.8%
    11,877     Fosters Brewing Group                                $    33,534
     4,059     National Australia Bank                                   91,192
    10,603     News Corporation NPV                                      79,642
     7,429     Westpac Banking                                           80,962
--------------------------------------------------------------------------------
                                                                        285,330
--------------------------------------------------------------------------------
  FINLAND - 1.5%
     9,321     Nokia OYJ                                                153,492
--------------------------------------------------------------------------------
  FRANCE - 8.3%
     5,041     Aventis SA                                               277,343
     8,786     AXA                                                      136,308
     1,224     Lafarge SA                                                71,685
     2,486     TotalFinaElf SA                                          375,692
--------------------------------------------------------------------------------
                                                                        861,028
--------------------------------------------------------------------------------
  GERMANY - 6.6%
     3,654     Bayer AG                                                  84,341
     5,023     Bayerische Motoren Werke AG                              192,945
     2,202     Deutsche Bank AG                                         142,238
     5,125     E. On AG                                                 262,778
--------------------------------------------------------------------------------
                                                                        682,302
--------------------------------------------------------------------------------
  GREAT BRITAIN - 28.2%
    39,963     Barclays Plc                                             296,423
    14,798     BP Plc                                                   102,621
     8,736     British American Tobacco                                  98,820
    12,554     BT Group Plc                                              42,157
    23,772     Cadbury Schweppes Plc                                    140,434
    15,284     Centrica Plc                                              44,263
    17,343     Compass Group Plc                                         93,654
    23,062     Diageo Plc                                               246,601
    14,413     GlaxoSmithkline Plc                                      290,874
    19,050     Hilton Group Plc                                          57,762
    13,026     HSBC Holdings Plc                                        153,796
    12,523     Kingfisher Plc                                            57,345
    24,623     Lloyds TSB Group Plc                                     174,919
    15,883     Prudential Plc                                            96,188
    30,091     Shell Transport & Trading                                198,866
     6,731     Smith & Nephew Plc                                        38,820
     3,159     Smiths Industries Plc                                     36,646
    30,239     Tesco Plc                                                109,528
    27,706     Unilever Plc                                             221,509
   148,806     Vodafone Group Plc                                       290,979
     5,997     Wolseley Plc                                              66,328
     6,619     WPP Group Plc                                             52,100
--------------------------------------------------------------------------------
                                                                      2,910,633
--------------------------------------------------------------------------------
  HONG KONG - 3.1%
    13,000     Cheung Kong Holdings                                      78,185
    11,000     Hong Kong Electric                                        43,164
   318,000     Petrochina                                                95,830
    10,000     Sun Hung Kai Properties                                   50,525
    11,000     Swire Pacific                                             48,101
--------------------------------------------------------------------------------
                                                                        315,805
--------------------------------------------------------------------------------
  IRELAND - 0.7%
     4,709     CRH Plc                                                   73,813
--------------------------------------------------------------------------------
  ITALY - 4.1%
    13,913     Eni SPA                                                  210,417
    24,005     Telecom Italia SPA                                       217,221
--------------------------------------------------------------------------------
                                                                        427,638
--------------------------------------------------------------------------------

  Shares                                                                  Value

  JAPAN - 14.3%
     1,210     Acom                                                     $43,734
     8,000     Canon                                                    367,104
     1,300     Fanuc                                                     64,418
     4,000     Fuji Photo Film                                          115,594
     4,900     Honda Motor                                              185,676
     1,600     Hoya                                                     110,198
       500     Nintendo                                                  36,352
        46     Nippon Telegraph & Telephone                             180,437
        38     NTT Docomo                                                82,282
       600     Rohm Company                                              65,409
     1,900     Shin-Etsu Chemical                                        64,876
       400     SMC                                                       33,679
     3,300     Takeda Chemical Industries                               121,749
--------------------------------------------------------------------------------
                                                                      1,471,508
--------------------------------------------------------------------------------
  NETHERLANDS - 9.4%
    11,788     ABN Amro Holdings                                        225,387
     1,477     Heineken NV                                               52,410
    13,797     ING Groep NV                                             239,717
     8,746     Koninklijke Ahold NV                                      72,614
     8,756     Philips Electronics NV                                   166,510
     8,795     Reed Elsevier NV                                         103,724
     3,185     Tnt Post Group NV                                         55,301
     1,815     VNU NV                                                    55,921
--------------------------------------------------------------------------------
                                                                        971,584
--------------------------------------------------------------------------------
  SPAIN - 4.0%
    23,707     Banco Santander Central Hispano                          207,719
    17,931     Telefonica                                               208,176
--------------------------------------------------------------------------------
                                                                        415,895
--------------------------------------------------------------------------------
  SWITZERLAND - 12.2%
     1,740     Nestle SA                                                359,034
     5,362     Novartis AG                                              212,176
     2,500     Roche Holding AG                                         196,098
     3,171     Swiss Reinsurance                                        175,692
     5,719     UBS AG - Registered                                      318,133
--------------------------------------------------------------------------------
                                                                      1,261,133
--------------------------------------------------------------------------------
  SOUTH KOREA - 2.1%
     2,200     Posco ADR                                                 57,618
     1,056     Samsung Electronics, 144A, GDR                           157,080
--------------------------------------------------------------------------------
                                                                        214,698
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $10,044,859
--------------------------------------------------------------------------------
RIGHT - 0.0%
  FRANCE - 0.0%
       288     Lafarge SA                                                   777
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.3%
(COST $10,464,687)                                                  $10,045,636
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%                            280,668
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $10,326,304
--------------------------------------------------------------------------------

*    Non-income producing security.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2003, this security was valued at $157,080 or 1.52% of net assets.
ADR  - American Depository Receipt.
GDR  - Global Depository Receipt.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of June 30, 2003 was as follows:

            Industry                                                Percentage
             Sector                                                 Net Assets

Banking                                                                16.4%
Telephone Systems                                                      11.4%
Pharmaceuticals                                                        10.6%
Oil & Gas                                                               9.9%
Beverages, Food & Tobacco                                               9.7%
Insurance                                                               6.3%
Retailers                                                               5.2%
Automotive                                                              3.7%
Media - Broadcasting & Publishing                                       3.4%
Electronics                                                             3.1%
Other assets in excess of liabilities                                   2.7%
Electric Utilities                                                      2.5%
Restaurants                                                             2.4%
Industrial - Diversified                                                2.2%
Food Retailers                                                          1.8%
Building Materials                                                      1.4%
Real Estate                                                             1.2%
Chemical & Fertilizer Mining                                            0.6%
Electrical Equipment                                                    0.6%
Entertainment & Leisure                                                 0.6%
Manufacturing                                                           0.6%
Metals                                                                  0.6%
Business Services                                                       0.5%
Communications                                                          0.5%
Transportation                                                          0.5%
Aerospace & Defense                                                     0.4%
Electrical Equipment & Supplies                                         0.4%
Financial Services                                                      0.4%
Health Services                                                         0.4%
--------------------------------------------------------------------------------
                                                                      100.0%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

COMMERCIAL PAPER - 4.7%
  FINANCIAL SERVICES - 4.7%
$1,072,000     UBS Finance
               Delaware                                    7/1/03   $ 1,072,000
--------------------------------------------------------------------------------
CORPORATE BONDS - 13.2%
  BANKING - 5.3%
   150,000     Bank of America
               Corp.                            6.500     8/15/03       150,930
   320,000     Mellon Funding
               Corp                             5.750    11/15/03       325,206
   150,000     Citigroup                        5.700      2/6/04       153,923
   150,000     Mellon Funding
               Corp                             6.000      3/1/04       154,745
   150,000     Citicorp                         7.125     3/15/04       156,090
   260,000     Fleet Boston
               Financial Corp.                  8.125      7/1/04       277,733
--------------------------------------------------------------------------------
                                                                      1,218,627
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 6.3%
   133,000     Bear Stearns
               Co., Inc.                        6.700      8/1/03       133,468
   135,000     Travelers
               Group Inc.                       6.750     8/15/03       135,877
   255,000     GE Capital
               Corp                             6.750     9/11/03       257,699
   200,000     International
               Lease Finance
               Corp                             5.500     9/29/03       201,601
   100,000     Morgan
               Stanley Dean
               Witter                           6.375    12/15/03       102,081
   125,000     Associates
               Corp. NA                         5.500     2/15/04       128,209
   200,000     Bear Stearns
               Co., Inc.                        6.150      3/2/04       206,298
   235,000     Merrill Lynch                    5.350     6/15/04       243,957
--------------------------------------------------------------------------------
                                                                      1,409,190
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 0.5%
   120,000     New York
               Telephone Co.
               (Verizon)                        6.250     2/15/04       123,520
--------------------------------------------------------------------------------
  UTILITIES - 1.1%
   100,000     National Rural
               Utilities                        5.200    10/21/03       101,148
   150,000     National Rural
               Utilities                        6.000     1/15/04       153,465
--------------------------------------------------------------------------------
                                                                        254,613
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 3,005,950
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL OBLIGATIONS - 7.1%
   500,000     Cleveland, OH
               Urban Renewal
               Rev                              2.250    10/30/03       499,999
   300,000     Chicago, IL
               Pub. Bldg. Comm                  6.900      1/1/04       308,160
   175,000     Chicago, IL
               O Hare Intl.
               Airport Rev                      6.970      1/1/04       179,508

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

TAXABLE MUNICIPAL OBLIGATIONS - 7.1% - Continued
   300,000     Chicago, IL
               Tax Increment
               (Central Loop)                   6.375      6/1/04      $313,479
   320,000     Worchester,
               MA, GO                           4.000      7/1/04       328,554
--------------------------------------------------------------------------------
TOTAL TAXABLE OBLIGATIONS                                           $ 1,629,700
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTE - 73.9%
 1,100,000     Washington
               St. Multi-fam. Hsg.
               Rev. (Mallard Lakes)             1.150      7/1/03     1,100,000
 1,205,000     Washington
               St. HFC
               (Corlyle Care Ctr.)              1.180      7/1/03     1,205,000
   610,000     Washington St.
               Hsg. Fin. Comm.
               Nonprofit Rev                    1.180      7/1/03       610,000
   455,000     New York St.
               Hsg. Fin. Agy. Rev               1.040      7/7/03       455,000
   900,000     University of
               Minnesota                        1.040      7/7/03       900,000
 1,000,000     Baptist Health
               Systems of South
               Florida                          1.050      7/7/03     1,000,000
   150,000     Ezflow LP                        1.050      7/7/03       150,000
   280,000     Shelby Co., TN
               Hlth. Ed. & Hsg.
               Rev. (Courtyard
               Apts.)                           1.050      7/7/03       280,000
   250,000     Regional Waste
               Systems, Inc.                    1.060      7/7/03       250,000
 1,000,000     Caddo Parish,
               LA Ind. Dev. Rev.
               (Sealy Shreveport)               1.100      7/7/03     1,000,000
 1,000,000     EPCO Carbon
               Dioxide Products                 1.100      7/7/03     1,000,000
   400,000     PME International
               Properties                       1.120      7/7/03       400,000
   900,000     Kent County,
               MI, GO                           1.130      7/7/03       900,000
 1,000,000     Archbishop of
               Cincinnati                       1.150      7/7/03     1,000,000
   355,000     California
               Statewide Multi-fam.
               Hsg. Rev.
               (Sunrise Proj.)                  1.150      7/7/03       355,000
 1,000,000     Lehmann Property
               Group                            1.150      7/7/03     1,000,000
   270,000     Suffolk Co., NY
               Ind. Dev. Agency
               (Hampton Day
               School)                          1.170      7/7/03       270,000
   100,000     California
               Infrastructure &
               Econ. Dev. Bank
               (Traditional
               Medicinals)                      1.200      7/7/03       100,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

VARIABLE RATE DEMAND NOTE - 73.9% - Continued
   200,000     Florida Hsg. Fin.
               Corp. Mulit-fam.
               Rev. (Cypress Lake)              1.200      7/7/03   $   200,000
   100,000     Michigan State
               Strat. Fund
               (Briarwood)                      1.200      7/7/03       100,000
 1,000,000     Minneapolis,
               MN, GO                           1.200      7/7/03     1,000,000
    80,000     New Jersey Econ.
               Dev. Auth. Rev                   1.200      7/7/03        80,000
 1,100,000     Stapleton Real
               Estate                           1.200      7/7/03     1,100,000
 1,000,000     Vista Funding                    1.200      7/7/03     1,000,000
   100,000     Riverside Co.,
               CA IDA Rev.
               (Advance Business)               1.220      7/7/03       100,000
   100,000     Waterford, WI Ind.
               Dev. Rev. (E&S
               Plastic Prod.)                   1.250      7/7/03       100,000
   200,000     Illinois Dev. Fin.
               Auth. Rev.
               (Technifast Ind.)                1.270      7/7/03       200,000
   250,000     Milwaukee, WI
               Red. Auth. Rev.
               (Palermovilla)                   1.300      7/7/03       250,000

 Principal                                   Interest    Maturity
   Amount                                      Rate        Date          Value

   250,000     Schenectady, NY
               Ind. Dev. Agency
               Rev. (JMR Dev.
               Co. Project)                     1.450      7/7/03   $   250,000
   225,000     Denver LLC                       1.550      7/7/03       225,000
   280,000     California Poll.
               Ctl. Fin. Auth. Rev. (Escondido
               Disp.)                           1.800      7/7/03       280,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                    $16,860,000
--------------------------------------------------------------------------------

         Shares                 Value

MONEY MARKETS - 4.4%
 1,000,000     Merrill Lynch
               Premier Money Market -
               Institutional                                        $ 1,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 103.3%
(COST $23,567,650)                                                  $23,567,650
LIABILITIES IN EXCESS OF
OTHER ASSETS - (3.3%)                                                  (744,537)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $22,823,113
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

  Shares                                                                  Value

COMMON STOCKS - 96.9%
  AUTOMOTIVE - 1.8%
     4,755     Magna International, Class A                         $   319,869
--------------------------------------------------------------------------------
  BANKING - 9.3%
     6,065     Bank of America                                          479,316
    10,299     Charter One Financial                                    321,123
    10,237     Citigroup                                                438,143
    15,455     U.S. Bancorp                                             378,648
--------------------------------------------------------------------------------
                                                                      1,617,230
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 7.2%
     8,380     Anheuser Busch                                           427,799
    14,955     Darden Restaurants                                       283,846
    24,195     McDonald's                                               533,742
--------------------------------------------------------------------------------
                                                                      1,245,387
--------------------------------------------------------------------------------
  BUILDING MATERIALS - 2.4%
    17,660     Masco                                                    421,191
--------------------------------------------------------------------------------
  CHEMICALS - 1.6%
     6,530     Du Pont (E.I.) De Nemours                                271,909
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 6.2%
    23,445     Hewlett-Packard                                          499,379
     2,290     International Business Machines                          188,925
     5,355     Lexmark International Group, Class A*                    378,973
--------------------------------------------------------------------------------
                                                                      1,067,277
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 4.2%
     6,635     Cinergy                                                  244,102
     7,605     Dominion Resources                                       488,773
--------------------------------------------------------------------------------
                                                                        732,875
--------------------------------------------------------------------------------
  ELECTRONICS - 3.4%
     5,155     Analog Devices*                                          179,497
    18,175     Flextronics International*                               188,838
    10,465     Intel                                                    217,505
--------------------------------------------------------------------------------
                                                                        585,840
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.1%
    22,490     AOL Time Warner*                                         361,864
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 7.0%
     3,835     CIT Group                                                 94,533
     4,020     Federal Home Loan Mortgage
               Corporation                                              204,095
     4,535     Federal National Mortgage
               Association                                              305,840
    11,190     J.P. Morgan Chase                                        382,475
     3,540     Lehman Brothers Holdings                                 235,339
--------------------------------------------------------------------------------
                                                                      1,222,282
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.5%
     7,975     HCA                                                      255,519
     4,165     Wellpoint Health Networks*                               351,110
--------------------------------------------------------------------------------
                                                                        606,629
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 4.1%
     5,105     Caterpiller, Inc.                                        284,144
     9,050     IngersollRand                                            428,246
--------------------------------------------------------------------------------
                                                                        712,390
--------------------------------------------------------------------------------

  Shares                                                                  Value

  HOUSEHOLD PRODUCTS - 3.6%
     8,765     Kimberly-Clark                                           457,007
     6,073     Newell Rubbermaid                                        170,044
--------------------------------------------------------------------------------
                                                                        627,051
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 3.3%
     9,465     General Electric                                     $   271,456
    15,840     Tyco International                                       300,643
--------------------------------------------------------------------------------
                                                                        572,099
--------------------------------------------------------------------------------
  INSURANCE - 4.9%
     5,685     Chubb                                                    341,100
     9,610     Lincoln National                                         342,405
     4,605     Radian Group*                                            168,773
--------------------------------------------------------------------------------
                                                                        852,278
--------------------------------------------------------------------------------
  METALS - 1.3%
     8,550     Alcoa                                                    218,025
--------------------------------------------------------------------------------
  OIL & GAS - 8.8%
     5,390     Baker Houghes                                            180,942
     4,355     ChevronTexaco                                            314,431
     7,960     ConocoPhillips                                           436,208
    10,256     Exxon Mobil                                              368,293
    10,204     Transocean Sedco Forex*                                  224,182
--------------------------------------------------------------------------------
                                                                      1,524,056
--------------------------------------------------------------------------------
  PAPER & RELATED PRODUCTS - 1.4%
     6,930     International Paper Company                              247,609
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 7.8%
     9,635     Bristol-Myers Squibb                                     261,590
     2,325     Cardinal Health, Inc.                                    149,498
     7,410     Merck & Co.                                              448,676
    14,510     Pfizer, Inc.                                             495,516
--------------------------------------------------------------------------------
                                                                      1,355,280
--------------------------------------------------------------------------------
  RETAILERS - 6.3%
    13,860     CVS                                                      388,496
     5,310     Federated Department Stores                              195,674
    15,465     Home Depot, Inc.                                         512,200
--------------------------------------------------------------------------------
                                                                      1,096,370
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 4.7%
     6,505     Alltell                                                  313,671
     8,585     SBC Communications                                       219,347
     7,035     Verizon Communications                                   277,531
--------------------------------------------------------------------------------
                                                                        810,549
--------------------------------------------------------------------------------
  TRANSPORTATION - 2.0%
     6,095     Union Pacific                                            353,632
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 96.9%
(COST $16,185,492)                                                  $16,821,692
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%                            530,142
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $17,351,834
--------------------------------------------------------------------------------
*    Non-income producing security.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2003 (Unaudited)

                                                                                      Touchstone                       Touchstone
                                                    Touchstone      Touchstone         Emerging       Touchstone        Growth &
                                                     Balanced        Core Bond          Growth        Enhanced 30        Income
                                                       Fund             Fund             Fund             Fund             Fund
ASSETS:
Investments, at cost                               $ 20,654,867     $ 45,764,328     $ 22,848,430     $  9,832,487     $ 24,696,631
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                              $ 22,632,404     $ 46,737,739     $ 27,544,580     $  8,493,668     $ 24,774,260
Cash                                                  1,245,763              128        1,136,417          503,230        1,871,969
Collateral for securities loaned,
  at fair value                                              --               --           42,727               --               --
Receivables for:
     Investments sold                                    79,162        2,057,317           68,272               --               --
     Fund shares sold                                    23,436          276,805           32,411            2,620               --
     Dividends                                            5,340               --            4,092           12,115           47,853
     Interest                                            80,682          347,309              280                4               15
Other assets                                                292              540              322              100               --
------------------------------------------------------------------------------------------------------------------------------------
          Total assets                               24,067,079       49,419,838       28,829,101        9,011,737       26,694,097
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
     Securities loaned                                       --               --           42,727               --               --
     Investments purchased                                   --        3,477,057           39,283               --           93,514
     Unrealized depreciation on foreign
       forward currency contracts                         4,015               --               --               --               --
     Fund shares redeemed                                 3,413            5,234            1,043               35            6,336
Payable to affiliates                                    14,154           23,193           22,104            3,725           15,818
Other accrued expenses                                   18,636           16,704           23,247           10,657           28,214
------------------------------------------------------------------------------------------------------------------------------------
          Total liabilities                              40,218        3,522,188          128,404           14,417          143,882
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $ 24,026,861     $ 45,897,650     $ 28,700,697     $  8,997,320     $ 26,550,215
====================================================================================================================================
Shares outstanding                                    1,780,340        4,343,834        1,810,238        1,158,572        3,032,565
====================================================================================================================================
Net asset value                                    $      13.50     $      10.57     $      15.85     $       7.77     $       8.76
====================================================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                               $ 23,971,984     $ 44,016,456     $ 24,788,323     $ 11,754,041     $ 27,082,414
     Accumulated net investment income (loss)           202,882          667,248         (112,211)          37,397          240,731
     Accumulated net realized gain (loss)
       on investments and foreign currency
       transactions                                  (2,121,518)         240,535         (671,565)      (1,455,299)        (850,559)
     Net unrealized appreciation (depreciation)
       on investments and foreign currency
       transactions                                   1,973,513          973,411        4,696,150       (1,338,819)          77,629
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING        $ 24,026,861     $ 45,897,650     $ 28,700,697     $  8,997,320     $ 26,550,215
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES CONTINUED

                                                                       Touchstone       Touchstone
                                                      Touchstone     International        Money          Touchstone
                                                      High Yield         Equity           Market         Value Plus
                                                         Fund             Fund             Fund             Fund

ASSETS:
Investments, at cost                                 $ 58,566,881     $ 10,464,687     $ 23,567,650     $ 16,185,492
--------------------------------------------------------------------------------------------------------------------
Investments, at value                                $ 61,706,259     $ 10,045,636     $ 23,567,650     $ 16,821,692
Cash                                                        3,574          274,332               --          654,442
Collateral for securities loaned,
  at fair value                                         1,801,095               --               --          250,154
Foreign currency (cost $17,004)                                --           17,003               --               --
Receivables for:
     Investments sold                                          --           12,911               --               --
     Fund shares sold                                     123,939               --            1,386            2,865
     Dividends                                          1,156,152           13,327               --           20,563
     Foreign tax reclaims                                      --           40,006               --               --
     Interest                                               9,734                2          134,353                7
Other assets                                                  369              121              358               --
--------------------------------------------------------------------------------------------------------------------
          Total assets                                 64,801,122       10,403,338       23,703,747       17,749,723
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                                 --               --           58,250               --
Payable for:
     Securities loaned                                  1,801,095               --               --          250,154
     Investments purchased                              3,255,150           15,405          788,151          105,628
     Unrealized depreciation on foreign
       forward currency contracts                              --              156               --               --
     Fund shares redeemed                                   2,338            4,963               --           25,176
Payable to affiliates                                      24,875           11,624            5,081           13,582
Other accrued expenses                                     29,559           44,886           29,152            3,349
--------------------------------------------------------------------------------------------------------------------
          Total liabilities                             5,113,017           77,034          880,634          397,889
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 59,688,105     $ 10,326,304     $ 22,823,113     $ 17,351,834
====================================================================================================================
Shares outstanding                                      7,242,186        1,701,102       22,795,379        2,038,661
--------------------------------------------------------------------------------------------------------------------
Net asset value                                      $       8.24     $       6.07     $       1.00     $       8.51
====================================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                 $ 59,035,470     $ 24,100,837     $ 23,265,784     $ 25,160,852
     Accumulated net investment income                  1,901,650          161,508               --           40,631
     Accumulated net realized loss on investments
       and foreign currency transactions               (4,388,393)     (13,527,444)        (442,671)      (8,485,849)
     Net unrealized appreciation (depreciation)
       on investments and foreign currency
       transactions                                     3,139,378         (408,597)              --          636,200
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING          $ 59,688,105     $ 10,326,304     $ 22,823,113     $ 17,351,834
====================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                 Touchstone                        Touchstone
                                               Touchstone       Touchstone        Emerging       Touchstone         Growth &
                                                Balanced        Core Bond          Growth        Enhanced 30         Income
                                                  Fund             Fund             Fund             Fund             Fund
INVESTMENT INCOME:
     Interest                                 $    235,090     $    831,440     $      4,600     $        812     $      2,787
     Dividends (a)                                 104,141               --           29,155           66,288          335,988
     Income from securities loaned - net                --               --              373               --               --
-------------------------------------------------------------------------------------------------------------------------------
          Total investment income                  339,231          831,440           34,128           67,100          338,775
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees                       92,801          120,426          101,803           25,758           99,421
     Custody fees                                   12,932            9,050           15,309            7,951            6,293
     Administration fees                            11,604           12,300           11,593           11,609           11,121
     Accounting and pricing fees                     8,231            8,927            8,240            8,227            8,713
     Sponsor fees                                   23,200           43,792           25,451            7,926           28,563
     Professional fees                               2,363            2,203            2,317            2,970            4,900
     Trustee fees                                    1,648            1,130            1,130            1,910            1,188
     Other expenses                                  6,196            4,234            3,768            1,988            2,462
-------------------------------------------------------------------------------------------------------------------------------
          Total expenses                           158,975          202,062          169,611           68,339          162,661
          Fees waived and/or expenses
            reimbursed by the Advisor              (31,350)          (6,282)            (359)         (30,710)         (28,435)
          Waiver of Sponsor fees                   (23,200)         (31,487)         (22,913)          (7,926)         (28,563)
-------------------------------------------------------------------------------------------------------------------------------
          Net expenses                             104,425          164,293          146,339           29,703          105,663
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                       234,806          667,147         (112,211)          37,397          233,112
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
          Investments                              354,309          472,064           74,669               --         (690,224)
          Foreign currency                        (223,914)              --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
                                                   130,395          472,064           74,669               --         (690,224)
-------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation) on:
          Investments                            1,226,257          299,334        4,393,718        1,054,051        3,423,702
          Foreign currency                         282,556               --               --               --               --
-------------------------------------------------------------------------------------------------------------------------------
                                                 1,508,813          299,334        4,393,718        1,054,051        3,423,702
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                 1,639,208          771,398        4,468,387        1,054,051        2,733,478
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                1,874,014        1,438,545        4,356,176        1,091,448        2,966,590
===============================================================================================================================
(a) Net of foreign tax withholding of:        $         53     $         --     $         --     $         --     $         --

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS CONTINUED

                                                                                    Touchstone        Touchstone
                                                                    Touchstone     International        Money          Touchstone
                                                                    High Yield         Equity           Market         Value Plus
                                                                       Fund             Fund             Fund             Fund
INVESTMENT INCOME:
     Interest                                                      $  1,993,713     $        182     $    103,089     $     13,877
     Dividends (a)                                                       19,469          204,908               --           99,604
     Income from securities loaned - net                                  2,333               --               --                2
-----------------------------------------------------------------------------------------------------------------------------------
          Total investment income                                     2,015,515          205,090          103,089          113,483
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees                                           111,546           47,105           20,939           36,317
     Custody fees                                                         7,484           36,910           10,966            6,460
     Administration fees                                                 11,668           11,692           12,094           11,121
     Accounting and pricing fees                                          8,368            8,173            8,934            8,884
     Sponsor fees                                                        44,619            9,917           13,675            9,685
     Professional fees                                                    4,360            3,114            3,889              600
     Trustee fees                                                         1,130            1,378            1,809               --
     Other expenses                                                       5,242            6,179            2,452              791
-----------------------------------------------------------------------------------------------------------------------------------
          Total expenses                                                194,417          124,468           74,758           73,858
          Fees waived and/or expenses
            reimbursed by the Advisor                                    (3,023)         (52,579)         (33,324)          (8,414)
          Waiver of Sponsor fees                                        (12,327)          (9,917)         (13,675)          (9,685)
-----------------------------------------------------------------------------------------------------------------------------------
          Net expenses                                                  179,067           61,972           27,759           55,759
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,836,448          143,118           75,330           57,724
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
          Investments                                                (1,738,273)        (646,319)        (442,643)      (1,951,402)
          Foreign currency                                                   --          (11,567)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     (1,738,273)        (657,886)        (442,643)      (1,951,402)
-----------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized
       appreciation/depreciation on:
          Investments                                                 6,479,785        1,114,532               --        3,691,145
          Foreign currency                                                   --            6,364               --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      6,479,785        1,120,896               --        3,691,145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               4,741,512          463,010         (442,643)       1,739,743
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       6,577,960          606,128         (367,313)       1,797,467
===================================================================================================================================
(a) Net of foreign tax withholding of:                             $         --     $     21,664     $         --     $         --

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Touchstone
                                                                    Balanced
                                                                      Fund
                                                           -----------------------------
                                                            For the
                                                           Six Months        For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss)                          $    234,806     $    564,092
     Net realized gain (loss) on:
          Investments                                           354,309       (2,166,926)
          Foreign currency                                     (223,914)         (88,749)
----------------------------------------------------------------------------------------
                                                                130,395       (2,255,675)
----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation) on:
          Investments                                         1,226,257         (550,323)
          Foreign currency                                      282,556         (283,495)
----------------------------------------------------------------------------------------
                                                              1,508,813         (833,818)
----------------------------------------------------------------------------------------
Net increase (decrease)
     in net assets from operations                            1,874,014       (2,525,401)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --         (501,088)
     Realized capital gains                                          --           (3,140)
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --         (504,228)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                2,588,992        4,935,841
     Reinvestment of dividends                                       --          504,228
     Cost of shares redeemed                                 (4,052,392)      (7,021,282)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                               (1,463,400)      (1,581,213)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                    410,614       (4,610,842)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                     23,616,247       28,227,089
----------------------------------------------------------------------------------------
     End of period                                         $ 24,026,861     $ 23,616,247
========================================================================================
SHARES
     Issued                                                     204,185          385,892
     Reinvested                                                      --           40,593
     Redeemed                                                  (325,222)        (547,127)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding             (121,037)        (120,642)
     Shares outstanding, beginning of period                  1,901,377        2,022,019
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        1,780,340        1,901,377
========================================================================================

                                                                  Touchstone
                                                                   Core Bond
                                                                      Fund
                                                           -----------------------------
                                                            For the
                                                           Six Months        For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss)                          $    667,147     $  1,721,917
     Net realized gain (loss) on:
          Investments                                           472,064          799,458
          Foreign currency                                           --               --
----------------------------------------------------------------------------------------
                                                                472,064          799,458
----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation) on:
          Investments                                           299,334          392,412
          Foreign currency                                           --               --
----------------------------------------------------------------------------------------
                                                                299,334          392,412
----------------------------------------------------------------------------------------
Net increase (decrease)
     in net assets from operations                            1,438,545        2,913,787
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --       (3,644,239)
     Realized capital gains                                          --               --
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --       (3,644,239)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                6,500,976       13,707,443
     Reinvestment of dividends                                       --        3,644,239
     Cost of shares redeemed                                 (3,965,684)      (9,535,359)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                                2,535,292        7,816,323
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                  3,973,837        7,085,871
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                     41,923,813       34,837,942
----------------------------------------------------------------------------------------
     End of period                                         $ 45,897,650     $ 41,923,813
========================================================================================
SHARES
     Issued                                                     626,494        1,267,796
     Reinvested                                                      --          356,231
     Redeemed                                                  (380,733)        (882,363)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding              245,761          741,664
     Shares outstanding, beginning of period                  4,098,073        3,356,409
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        4,343,834        4,098,073
========================================================================================

                                                                   Touchstone
                                                                 Emerging Growth
                                                                      Fund
                                                           -----------------------------
                                                            For the
                                                           Six Months        For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss)                          $   (112,211)    $   (270,845)
     Net realized gain (loss) on:
          Investments                                            74,669         (735,606)
          Foreign currency                                           --               --
----------------------------------------------------------------------------------------
                                                                 74,669         (735,606)
----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation) on:
          Investments                                         4,393,718       (6,584,252)
          Foreign currency                                           --               --
----------------------------------------------------------------------------------------
                                                              4,393,718       (6,584,252)
----------------------------------------------------------------------------------------
Net increase (decrease)
     in net assets from operations                            4,356,176       (7,590,703)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --               --
     Realized capital gains                                          --       (1,178,459)
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --       (1,178,459)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                1,278,532       18,283,447
     Reinvestment of dividends                                       --        1,178,459
     Cost of shares redeemed                                 (2,341,852)     (21,590,131)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                               (1,063,320)      (2,128,225)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                  3,292,856      (10,897,387)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                     25,407,841       36,305,228
----------------------------------------------------------------------------------------
     End of period                                         $ 28,700,697     $ 25,407,841
========================================================================================
SHARES
     Issued                                                      89,143        1,094,869
     Reinvested                                                      --           86,524
     Redeemed                                                  (167,763)      (1,293,860)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding              (78,620)        (112,467)
     Shares outstanding, beginning of period                  1,888,858        2,001,325
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        1,810,238        1,888,858
========================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                              23

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                  Touchstone
                                                                  Enhanced 30
                                                                      Fund
                                                           -----------------------------
                                                             For the
                                                            Six Months       For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $     37,397     $    104,393
     Net realized gain (loss)                                        --         (910,095)
     Net change in unrealized
       appreciation/depreciation                              1,054,051       (1,676,937)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                                          1,091,448       (2,482,639)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --         (104,398)
     Realized capital gains                                          --               --
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --         (104,398)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                  515,954          829,682
     Reinvestment of dividends                                       --          104,398
     Cost of shares redeemed                                   (170,693)      (1,806,309)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                                  345,261         (872,229)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                  1,436,709       (3,459,266)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                      7,560,611       11,019,877
----------------------------------------------------------------------------------------
     End of period                                         $  8,997,320     $  7,560,611
========================================================================================
SHARES
     Issued                                                      73,835          108,165
     Reinvested                                                      --           15,330
     Redeemed                                                   (24,745)        (247,355)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding               49,090         (123,860)
     Shares outstanding, beginning of period                  1,109,482        1,233,342
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        1,158,572        1,109,482
========================================================================================

                                                                   Touchstone
                                                                 Growth & Income
                                                                      Fund
                                                           -----------------------------
                                                            For the
                                                           Six Months        For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $    233,112     $    535,635
     Net realized gain (loss)                                  (690,224)          29,680
     Net change in unrealized
       appreciation/depreciation                              3,423,702       (5,238,924)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                                          2,966,590       (4,673,609)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --       (1,021,324)
     Realized capital gains                                          --       (1,022,241)
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --       (2,043,565)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                1,152,421        2,279,358
     Reinvestment of dividends                                       --        2,043,565
     Cost of shares redeemed                                 (2,831,822)      (6,466,134)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                               (1,679,401)      (2,143,211)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                  1,287,189       (8,860,385)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                     25,263,026       34,123,411
----------------------------------------------------------------------------------------
     End of period                                         $ 26,550,215     $ 25,263,026
========================================================================================
SHARES
     Issued                                                     144,487          253,065
     Reinvested                                                      --          257,012
     Redeemed                                                  (360,579)        (698,014)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding             (216,092)        (187,937)
     Shares outstanding, beginning of period                  3,248,657        3,436,594
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        3,032,565        3,248,657
========================================================================================

                                                                   Touchstone
                                                                   High Yield
                                                                      Fund
                                                           -----------------------------
                                                             For the
                                                            Six Months       For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $  1,836,448     $  2,399,033
     Net realized gain (loss)                                (1,738,273)        (665,942)
     Net change in unrealized
       appreciation/depreciation                              6,479,785         (918,344)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                                          6,577,960          814,747
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --       (2,330,508)
     Realized capital gains                                          --               --
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --       (2,330,508)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                               32,059,910       27,250,110
     Reinvestment of dividends                                       --        2,330,508
     Cost of shares redeemed                                (11,478,318)     (13,560,509)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                               20,581,592       16,020,109
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                 27,159,552       14,504,348
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                     32,528,553       18,024,205
----------------------------------------------------------------------------------------
     End of period                                         $ 59,688,105     $ 32,528,553
========================================================================================
SHARES
     Issued                                                   4,145,272        3,644,673
     Reinvested                                                      --          326,859
     Redeemed                                                (1,467,954)      (1,820,557)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding            2,677,318        2,150,975
     Shares outstanding, beginning of period                  4,564,868        2,413,893
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        7,242,186        4,564,868
========================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                              24

--------------------------------------------------------------------------------

                                                                    Touchstone
                                                               International Equity
                                                                       Fund
                                                           -----------------------------
                                                             For the
                                                            Six Months        For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $    143,118     $     79,639
     Net realized loss on:
          Investments                                          (646,319)      (2,701,543)
          Foreign currency                                      (11,567)        (123,205)
----------------------------------------------------------------------------------------
                                                               (657,886)      (2,824,748)
----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     (depreciation) on:
               Investments                                    1,114,532        7,420,898
               Foreign currency                                   6,364       (8,024,483)
----------------------------------------------------------------------------------------
                                                              1,120,896         (603,585)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets from operations                            606,128       (3,348,694)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                           --               --
     Realized capital gains                                          --               --
     Return of capital                                               --          (87,451)
----------------------------------------------------------------------------------------
     Total dividends and distributions                               --          (87,451)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                4,410,332       27,803,923
     Proceeds from shares issued in
       connection with acquisitions (Note 7)                         --               --
     Reinvestment of dividends                                       --           87,451
     Cost of shares redeemed                                 (5,338,496)     (30,032,589)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from Class I share transactions                         (928,164)      (2,141,215)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                   (322,036)      (5,577,360)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                     10,648,340       16,225,700
----------------------------------------------------------------------------------------
     End of period                                         $ 10,326,304     $ 10,648,340
========================================================================================
SHARES
     Issued                                                     780,712        4,226,875
     Proceeds from shares issued in
       connection with acquisitions (Note 7)                         --               --
     Reinvested                                                      --           15,261
     Redeemed                                                  (936,784)      (4,532,002)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding             (156,072)        (289,866)
     Shares outstanding, beginning of period                  1,857,174        2,147,040
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        1,701,102        1,857,174
========================================================================================

                                                                     Touchstone
                                                                    Money Market
                                                                   Fund - Class I
                                                           -----------------------------
                                                             For the
                                                            Six Months        For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $     75,330     $    169,881
     Net realized loss on:
          Investments                                          (442,643)              (6)
          Foreign currency                                           --               --
----------------------------------------------------------------------------------------
                                                               (442,643)              (6)
----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     (depreciation) on:
               Investments                                           --               --
               Foreign currency                                      --               --
----------------------------------------------------------------------------------------
                                                                     --               --
----------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets from operations                           (367,313)         169,875
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                      (75,351)        (169,881)
     Realized capital gains                                          --               --
     Return of capital                                               --               --
----------------------------------------------------------------------------------------
     Total dividends and distributions                          (75,351)        (169,881)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                               12,082,053      132,327,026
     Proceeds from shares issued in
       connection with acquisitions (Note 7)                 14,146,472               --
     Reinvestment of dividends                                   75,037          169,881
     Cost of shares redeemed                                (12,519,440)    (133,315,327)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from Class I share transactions                       13,784,122         (818,420)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                 13,341,458         (818,426)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                      9,481,655       10,300,081
----------------------------------------------------------------------------------------
     End of period                                         $ 22,823,113     $  9,481,655
========================================================================================
SHARES
     Issued                                                     832,754      132,327,026
     Proceeds from shares issued in
       connection with acquisitions (Note 7)                 14,146,472               --
     Reinvested                                                  75,037          169,881
     Redeemed                                               (12,522,839)    (133,315,327)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding           13,313,718         (818,420)
     Shares outstanding, beginning of period                  9,481,661       10,300,081
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                       22,795,379        9,481,661
========================================================================================

                                                                    Touchstone
                                                                    Value Plus
                                                                       Fund
                                                           -----------------------------
                                                             For the
                                                            Six Months       For the
                                                              Ended            Year
                                                             June 30,          Ended
                                                               2003         December 31,
                                                           (Unaudited)          2002
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $     57,724     $     34,812
     Net realized loss on:
          Investments                                        (1,951,402)        (901,478)
          Foreign currency                                           --               --
----------------------------------------------------------------------------------------
                                                             (1,951,402)        (901,478)
----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     (depreciation) on:
               Investments                                    3,691,145       (1,012,814)
               Foreign currency                                      --               --
----------------------------------------------------------------------------------------
                                                              3,691,145       (1,012,814)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       in net assets from operations                          1,797,467       (1,879,480)
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                                      (17,064)         (64,080)
     Realized capital gains                                          --           (1,861)
     Return of capital                                               --               --
----------------------------------------------------------------------------------------
     Total dividends and distributions                          (17,064)         (65,941)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Proceeds from shares sold                                1,575,591        2,075,515
     Proceeds from shares issued in
       connection with acquisitions (Note 7)                  9,856,975               --
     Reinvestment of dividends                                   17,064           65,941
     Cost of shares redeemed                                 (1,022,308)      (2,226,903)
----------------------------------------------------------------------------------------
     Net increase (decrease)
       from Class I share transactions                       10,427,322          (85,447)
----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                 12,207,725       (2,030,868)
----------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                      5,144,109        7,174,977
----------------------------------------------------------------------------------------
     End of period                                         $ 17,351,834     $  5,144,109
========================================================================================
SHARES
     Issued                                                     195,999          238,711
     Proceeds from shares issued in
       connection with acquisitions (Note 7)                  1,286,307               --
     Reinvested                                                   2,196            8,751
     Redeemed                                                  (129,407)        (253,494)
----------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding            1,355,095           (6,032)
     Shares outstanding, beginning of period                    683,566          689,598
----------------------------------------------------------------------------------------
     Shares outstanding, end of period                        2,038,661          683,566
========================================================================================

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

                                                                              Touchstone
                                                                               Balanced
                                                                                 Fund
                                        -----------------------------------------------------------------------------------------
                                              For the         For the       For the         For the       For the        For the
                                            Six Months          Year          Year            Year          Year           Year
                                               Ended            Ended         Ended           Ended         Ended          Ended
                                           June 30, 2003     December 31,  December 31,    December 31,  December 31,  December 31,
                                            (Unaudited)          2002        2001 (a)          2000          1999          1998
NET ASSET VALUE, BEGINNING OF PERIOD          $  12.42         $  13.96      $  14.24        $  13.80      $  13.96      $  13.99
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                 0.07             0.30          0.38(c)         0.50          0.43          0.35
     Net realized and unrealized gain
       (loss) on investments                      1.01            (1.57)           --            1.25          0.90          0.40
---------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations        1.08            (1.27)         0.38            1.75          1.33          0.75
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
          Net investment income                     --            (0.27)        (0.38)          (0.52)        (0.43)        (0.37)
     In excess of net investment income             --               --         (0.07)             --            --            --
     Realized capital gains                         --               --         (0.21)          (0.79)        (1.06)        (0.41)
---------------------------------------------------------------------------------------------------------------------------------
          Total dividends and
          distributions                             --            (0.27)        (0.66)          (1.31)        (1.49)        (0.78)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  13.50         $  12.42      $  13.96        $  14.24      $  13.80      $  13.96
=================================================================================================================================
Total return (d)                                 8.70%(e)       (9.09)%         2.67%          12.70%         9.62%         5.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $ 24,027         $ 23,616      $ 28,227        $ 33,763      $ 36,716      $ 41,250
Ratios to average net assets:
          Net expenses                           0.90%(f)         0.90%         0.90%           0.92%         0.90%         0.90%
     Net investment income                       2.02%(f)         2.22%         2.69%           3.20%         2.55%         2.67%
Portfolio turnover                                 65%(f)           86%           59%             54%           73%           51%
=================================================================================================================================

(a) The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains and losses of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(b)  The Fund commenced operations on January 1, 1999.
(c)  Calculated using average shares outstanding throughout the period.
(d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(e)  Not annualized.
(f)  Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                        Touchstone
                                                                         Core Bond
                                                                           Fund
                                        ---------------------------------------------------------------------------
                                              For the         For the       For the         For the        For the
                                            Six Months          Year          Year            Year          Period
                                               Ended            Ended         Ended           Ended          Ended
                                           June 30, 2003     December 31,  December 31,    December 31,   December 31,
                                            (Unaudited)          2002        2001 (a)          2000        1999 (b)
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.23         $  10.38      $  10.25        $   9.98      $  10.20
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                 0.15             0.40          0.60(c)         0.74          0.76
     Net realized and unrealized gain
       (loss) on investments                      0.19             0.42          0.20            0.18         (0.89)
-------------------------------------------------------------------------------------------------------------------
          Total from investment operations        0.34             0.82          0.80            0.92         (0.13)
-------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
          Net investment income                     --            (0.97)        (0.67)          (0.65)        (0.09)
     In excess of net investment income             --               --            --              --            --
     Realized capital gains                         --               --            --              --            --
-------------------------------------------------------------------------------------------------------------------
          Total dividends and
          distributions                             --            (0.97)        (0.67)          (0.65)        (0.09)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  10.57         $  10.23      $  10.38        $  10.25      $   9.98
===================================================================================================================
Total return (d)                                 3.32%(e)         7.93%         7.85%           9.20%       (1.28)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $ 45,898         $ 41,924      $ 34,838        $ 32,998      $ 34,700
Ratios to average net assets:
          Net expenses                           0.75%(f)         0.75%         0.75%           0.75%         0.75%
     Net investment income                       3.05%(f)         4.57%         5.59%           6.36%         6.04%
Portfolio turnover                                274%(f)          152%           92%            123%           45%
===================================================================================================================

                                                                             Touchstone
                                                                           Emerging Growth
                                                                                 Fund
                                        -----------------------------------------------------------------------------------------
                                             For the          For the        For the         For the       For the       For the
                                            Six Months          Year           Year            Year          Year          Year
                                               Ended            Ended          Ended           Ended         Ended         Ended
                                           June 30, 2003     December 31,   December 31,    December 31,  December 31,  December 31,
                                            (Unaudited)          2002          2001            2000          1999          1998
NET ASSET VALUE, BEGINNING OF PERIOD          $  13.45         $  18.14      $  20.22        $  19.23      $  15.33      $  15.40
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income (loss)                (0.06)           (0.14)        (0.13)          (0.05)        (0.05)         0.02
     Net realized and unrealized gain
       (loss) on investments                      2.46            (3.90)        (0.39)           5.71          7.13          0.46
---------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations        2.40            (4.04)        (0.52)           5.66          7.08          0.48
---------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
          Net investment income                     --               --            --              --            --         (0.03)
     In excess of net investment income             --            (0.65)        (1.56)          (4.67)        (3.18)        (0.52)
     Realized capital gains                         --               --            --              --            --            --
---------------------------------------------------------------------------------------------------------------------------------
          Total dividends and
          distributions                             --            (0.65)        (1.56)          (4.67)        (3.18)        (0.55)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  15.85         $  13.45      $  18.14        $  20.22      $  19.23      $  15.33
=================================================================================================================================
Total return (d)                                17.84%(e)      (22.31)%       (2.62)%        (29.62)%        46.75%         3.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $ 28,701         $ 25,408      $ 36,305        $ 42,117      $ 36,879      $ 31,264
Ratios to average net assets:
          Net expenses                           1.15%(f)         1.15%         1.15%           1.12%         1.15%         1.15%
     Net investment income                     (0.88)%(f)       (0.89)%       (0.72)%         (0.24)%       (0.34)%        0.14%
Portfolio turnover                                 83%(f)           63%           85%             77%           89%           66%
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share outstanding:

                                                                               Touchstone
                                                                               Enhanced 30
                                                                                  Fund
                                               ----------------------------------------------------------------------------
                                               For the           For the         For the         For the          For the
                                              Six Months           Year            Year            Year           Period
                                                 Ended             Ended           Ended           Ended           Ended
                                             June 30, 2003      December 31,    December 31,    December 31,    December 31,
                                              (Unaudited)           2002            2001            2000           1999(a)
NET ASSET VALUE, BEGINNING OF PERIOD           $     6.81        $     8.93      $    10.18      $    10.55      $    10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                           0.03              0.10            0.09            0.06            0.05
     Net realized and unrealized gain
       (loss) on investments                         0.93             (2.12)          (1.25)          (0.37)           0.55
---------------------------------------------------------------------------------------------------------------------------
          Total from investment operations           0.96             (2.02)          (1.16)          (0.31)           0.60
---------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
     Net investment income                             --             (0.10)          (0.09)          (0.06)          (0.05)
     In excess of net investment income                --                --              --              --              --
     Realized capital gains                            --                --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions            --             (0.10)          (0.09)          (0.06)          (0.05)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     7.77        $     6.81      $     8.93      $    10.18      $    10.55
===========================================================================================================================
Total return (f)                                   14.10%(g)       (22.67)%        (11.45)%         (3.00)%           5.99%(g)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $    8,997        $    7,561      $   11,020      $   12,701      $   13,532
Ratios to average net assets:
     Net expenses                                   0.75%(h)          0.75%           0.75%           0.75%           0.75%(h)
     Net investment income (loss)                   0.94%(h)          1.10%           0.90%           0.58%           0.83%(h)
Portfolio turnover                                     0%(h)            27%              6%             27%              9%
===========================================================================================================================

(a)  The Fund commenced operations on May 1, 1999.
(b)  The Fund commenced operations on January 1, 1999.
(c) The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of and $.014, an increase in net realized and unrealized gains and losses of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
(d)  The Fund commenced operations on May 1, 1999.
(e)  Calculated using average shares outstanding throughout the period.
(f) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(g)  Not annualized.
(h)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                                                               Touchstone
                                                                            Growth & Income
                                                                                  Fund
                                               ----------------------------------------------------------------------------
                                               For the           For the         For the         For the          For the
                                              Six Months           Year            Year            Year           Period
                                                 Ended             Ended           Ended           Ended           Ended
                                             June 30, 2003      December 31,    December 31,    December 31,    December 31,
                                              (Unaudited)           2002            2001            2000           1999(b)
NET ASSET VALUE, BEGINNING OF PERIOD           $     7.78        $     9.93      $    11.26      $    10.71      $    10.46
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                           0.07              0.19            0.23            0.19            0.23
     Net realized and unrealized gain
       (loss) on investments                         0.91             (1.67)          (0.82)           1.11            0.02
---------------------------------------------------------------------------------------------------------------------------
          Total from investment operations           0.98             (1.48)          (0.59)           1.30            0.25
---------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
     Net investment income                             --             (0.33)          (0.23)          (0.23)             --
     In excess of net investment income                --                --              --              --              --
     Realized capital gains                            --             (0.34)          (0.51)          (0.52)             --
---------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions            --             (0.67)          (0.74)          (0.75)             --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     8.76        $     7.78      $     9.93      $    11.26      $    10.71
===========================================================================================================================
Total return (f)                                   12.60%(g)       (14.90)%         (5.28)%          12.20%           2.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $   26,550        $   25,263      $   34,123      $   57,335      $   64,779
Ratios to average net assets:
     Net expenses                                   0.85%(h)          0.85%           0.85%           0.85%           0.85%
     Net investment income (loss)                   1.88%(h)          1.78%           1.13%           1.30%           1.49%
Portfolio turnover                                    62%(h)            69%            149%             88%             65%
===========================================================================================================================

                                                                               Touchstone
                                                                               High Yield
                                                                                  Fund
                                               ----------------------------------------------------------------------------
                                                For the          For the         For the           For the         For the
                                               Six Months          Year            Year              Year           Period
                                                 Ended             Ended           Ended             Ended           Ended
                                             June 30, 2003      December 31,    December 31,      December 31,    December 31,
                                              (Unaudited)           2002          2001(c)            2000          1999 (d)
NET ASSET VALUE, BEGINNING OF PERIOD           $     7.13        $     7.47      $     7.73      $     8.61      $    10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                           0.26              0.58            0.78(e)         0.82            0.58
     Net realized and unrealized gain
       (loss) on investments                         0.85             (0.37)          (0.25)          (0.88)          (1.39)
---------------------------------------------------------------------------------------------------------------------------
          Total from investment operations           1.11              0.21            0.53           (0.06)          (0.81)
---------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
     Net investment income                             --             (0.55)          (0.78)          (0.82)          (0.58)
     In excess of net investment income                --                --           (0.01)             --              --
---------------------------------------------------------------------------------------------------------------------------
     Realized capital gains                            --                --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions            --             (0.55)          (0.79)          (0.82)          (0.58)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     8.24        $     7.13      $     7.47      $     7.73      $     8.61
===========================================================================================================================
Total return (f)                                   15.57%(g)          2.82%           6.93%         (0.70)%         (8.11)%(g)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $   59,688        $   32,529      $   18,024      $   15,748      $   14,916
Ratios to average net assets:
     Net expenses                                   0.80%(h)          0.80%           0.80%           0.80%           0.80%(h)
     Net investment income (loss)                   8.20%(h)          9.72%           9.59%           9.82%           9.41%(h)
Portfolio turnover                                    58%(h)            40%             25%             62%             42%
===========================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                              29

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share outstanding:

                                                                                Touchstone
                                                                           International Equity
                                                                                   Fund
                                        ------------------------------------------------------------------------------------------
                                            For the          For the        For the        For the      For the         For the
                                           Six Months         Year           Year           Year          Year            Year
                                             Ended            Ended          Ended          Ended         Ended           Ended
                                         June 30, 2003     December 31,   December 31,   December 31,   December 31,    December 31,
                                          (Unaudited)          2002           2001           2000           1999            1998
NET ASSET VALUE, BEGINNING OF PERIOD         $   5.73        $   7.56       $  10.75       $  17.54       $  13.96        $  12.01
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                       0.10            0.04          0.03            0.02           0.06            0.06
     Net realized and unrealized gain
       (loss) on investments                     0.24           (1.82)        (3.22)          (3.39)          5.00            2.37
----------------------------------------------------------------------------------------------------------------------------------
          Total from investment
            operations                           0.34           (1.78)        (3.19)          (3.37)          5.06            2.43
----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                         --              --            --           (0.12)         (0.07)          (0.10)
     Realized capital gains                        --              --            --           (3.30)         (1.41)          (0.38)
     Return of capital                             --           (0.05)           --              --             --              --
----------------------------------------------------------------------------------------------------------------------------------
          Total dividends and
            distributions                          --           (0.05)           --           (3.42)         (1.48)          (0.48)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   6.07        $   5.73      $   7.56        $  10.75       $  17.54      $    13.96
==================================================================================================================================
Total return (e)                                5.93%(f)     (23.58)%      (29.67)%        (18.90)%         36.47%          20.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)           $ 10,326        $ 10,648      $ 16,226        $ 32,786       $ 40,663      $   33,813
Ratios to average net assets:
     Net expenses                               1.25%(g)        1.25%         1.25%           1.25%          1.25%           1.25%
     Net investment income (loss)               2.89%(g)        0.58%         0.36%         (0.02)%          0.37%           0.49%

Portfolio turnover                                17%(g)         199%          160%            121%           156%            141%
==================================================================================================================================

(a)  The Fund commenced operations on May 1, 2001.
(b)  The Fund commenced operations on May 1, 1998.
(c)  Calculated using average shares outstanding throughout the period.
(d)  Less than $0.01 per share.
(e) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.
(f)  Not annualized.
(g)  Annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                           Touchstone
                                                          Money Market
                                                         Fund - Class I
                                          --------------------------------------------
                                             For the        For the         For the
                                            Six Months        Year          Period
                                              Ended           Ended          Ended
                                          June 30, 2003    December 31,   December 31,
                                           (Unaudited)         2002         2001 (a)
NET ASSET VALUE, BEGINNING OF PERIOD         $   1.00        $   1.00       $  1.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                       0.01            0.02          0.02(c)
     Net realized and unrealized gain
       (loss) on investments                       --              --          0.00(d)
--------------------------------------------------------------------------------------
          Total from investment
            operations                           0.01            0.02          0.02
--------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                      (0.01)          (0.02)        (0.02)
     Realized capital gains                        --              --         (0.00)(d)
     Return of capital                             --              --            --
--------------------------------------------------------------------------------------
          Total dividends and
            distributions                       (0.01)          (0.02)        (0.02)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   1.00        $   1.00       $  1.00
======================================================================================
Total return (e)                                0.56%(f)        1.58%         2.09%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)           $ 22,823        $  9,482       $10,300
Ratios to average net assets:
     Net expenses                               0.41%(g)        0.60%         0.60%(g)
     Net investment income (loss)               1.10%(g)        1.53%         2.95%(g)
Portfolio turnover                                 NA              NA            NA
======================================================================================

                                                                                Touchstone
                                                                                Value Plus
                                                                                   Fund
                                             -------------------------------------------------------------------------------------
                                             For the        For the        For the        For the        For the          For the
                                           Six Months         Year           Year           Year           Year           Period
                                              Ended           Ended          Ended          Ended          Ended           Ended
                                          June 30, 2003    December 31,   December 31,   December 31,   December 31,    December 31,
                                           (Unaudited)         2002           2001           2000           1999          1998 (b)
NET ASSET VALUE, BEGINNING OF PERIOD         $   7.53        $  10.40       $ 10.61        $  11.22       $  10.18       $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                       0.04            0.05          0.04            0.06           0.03           0.03
     Net realized and unrealized gain
       (loss) on investments                     0.96           (2.83)        (0.13)           0.24           1.49           0.18
----------------------------------------------------------------------------------------------------------------------------------
          Total from investment
            operations                           1.00           (2.78)        (0.09)           0.30           1.52           0.21
----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                      (0.02)          (0.09)           --           (0.06)         (0.03)         (0.03)
     Realized capital gains                        --              --            --              --             --             --
     Return of capital                             --              --         (0.12)          (0.85)         (0.45)            --
----------------------------------------------------------------------------------------------------------------------------------
          Total dividends and
            distributions                       (0.02)          (0.09)        (0.12)          (0.91)         (0.48)         (0.03)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   8.51        $   7.53       $ 10.40        $  10.61       $  11.22       $  10.18
==================================================================================================================================
Total return (e)                               13.34%(f)     (26.65)%       (0.88)%           2.60%         15.02%          2.11%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)           $ 17,352        $  5,144       $ 7,175        $  6,793       $  7,171       $  3,168
Ratios to average net assets:
     Net expenses                               1.15%(g)        1.15%         1.15%           1.15%          1.15%          1.15%(g)
     Net investment income (loss)               1.19%(g)        0.59%         0.43%           0.49%          0.26%          0.65%(g)
Portfolio turnover                               190%(g)          68%           50%             55%           101%           100%
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Core Bond Fund, Touchstone Emerging Growth Fund, Touchstone Enhanced 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone International Equity Fund, Touchstone Money Market Fund (formerly the Touchstone Money Market Fund and the Touchstone Standby Income Fund) and the Touchstone Value Plus Fund (formerly the Touchstone Value Plus Fund and the Legends Gabelli Large Cap Value Portfolio).

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2003, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments

--------------------------------------------------------------------------------

are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Large Cap Growth Fund and Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Large Cap Growth Fund will declare and pay dividends quarterly. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance in accordance with income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at lest 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counter party to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 2003, the following Funds had the following open forward foreign currency and spot contracts:

                                                                                           Unrealized
                                           Contracts To     In Exchange                   Appreciation/
Fund Name             Maturity            Deliver/Receive        For          Value      (Depreciation)
Touchstone
Balanced Fund
Sales                 08/19/03           GBP       117,800    $  189,658    $  193,674     $   (4,016)
-----------------------------------------------------------------------------------------------------
Touchstone
International
Equity Fund
Sales                 07/01/03           JPY       346,855    $    2,905    $    2,889     $       16
-----------------------------------------------------------------------------------------------------
                      07/01/03           JPY       778,887         6,522         6,487             35
-----------------------------------------------------------------------------------------------------
                      07/03/03           HKD        27,569         3,536         3,535              1
-----------------------------------------------------------------------------------------------------
                                                                                           $       52
-----------------------------------------------------------------------------------------------------
Purchases             07/15/03           EUR        11,808    $   13,727    $   13,553     $     (174)
-----------------------------------------------------------------------------------------------------
                      07/01/03           GBP         2,469         4,113         4,074            (39)
-----------------------------------------------------------------------------------------------------
                      07/02/03           GBP         2,169         3,574         3,579              5
-----------------------------------------------------------------------------------------------------
                      07/02/03           HKD        35,862         4,598         4,599              1
-----------------------------------------------------------------------------------------------------
                                                                                           $     (207)
-----------------------------------------------------------------------------------------------------

GBP - Great Britain Pound
JPY - Japanese Yen
HKD - Hong Kong Dollar
EUR - Euro Dollar

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Touchstone Core Bond Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------

EXPENSES. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the Advisor), a subsidiary of Western-Southern Life Assurance Company (Western-Southern). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2003, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the Fund:

       Touchstone     Touchstone      Touchstone     Touchstone     Touchstone
        Balanced      Core Bond        Emerging      Enhanced 30     Growth &
          Fund          Fund         Growth Fund        Fund        Income Fund

Rate      0.80%         0.55%           0.80%           0.65%          0.80%
--------------------------------------------------------------------------------

       Touchstone     Touchstone      Touchstone     Touchstone
       High Yield   International    Money Market    Value Plus
          Fund       Equity Fund    Fund - Class I      Fund

Rate      0.50%         0.95%           0.31%*          0.75%
--------------------------------------------------------------------------------
* The advisory fee rate changed to 0.18% on an annualized basis effective April 28, 2003.

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. At June 30, 2003, the following sub-advisory agreements are in place:

TOUCHSTONE BALANCED FUND           OpCap Advisors, Inc.

TOUCHSTONE CORE BOND FUND          Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

TOUCHSTONE EMERGING                TCW Investment Management Company
GROWTH FUND                        Westfield Capital Management Company, Inc.

TOUCHSTONE ENHANCED 30 FUND        Todd Investment Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND         Fort Washington Investment Advisors, Inc.

TOUCHSTONE GROWTH &                Deutsche Investment Management
INCOME FUND                        Americas Inc.

TOUCHSTONE INTERNATIONAL           Bank of Ireland Asset Management
EQUITY FUND                        (U.S.) Limited (effective May 1, 2002)

TOUCHSTONE MONEY MARKET FUND       Fort Washington Investment Advisors, Inc.

TOUCHSTONE VALUE PLUS FUND         Fort Washington Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement through June 30, 2003 on all Funds except for $6,022, $2,179 and $29,268 for the Touchstone Core Bond Fund, the Touchstone Emerging Growth Fund and the Touchstone High Yield Fund, respectively. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. Under the terms of the Administration and Accounting Services Agreement between the Trust and Integrated Fund Services, Inc., (Integrated), a subsidiary of Western-Southern, supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

TRANSFER AGENCY AGREEMENT. Under the terms of the Transfer Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund will pay Integrated a monthly fee. Integrated has agreed to waive all fees under the agreement for an indefinite period of time. In addition, each Fund pays Integrated out-of-pocket expenses incurred in the performance of its services under this agreement.

UNDERWRITING AGREEMENT. Touchstone Securities, Inc., (the Underwriter), is the Trust's principal underwriter, a subsidiary of Western-Southern, and, as such, acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under the agreement.

--------------------------------------------------------------------------------

4. EXPENSE REIMBURSEMENTS

The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of fees waived by the Advisor under the Sponsor Agreement and the amounts reimbursed by the Advisor to each Fund for the six months ended June 30, 2003:

               Touchstone   Touchstone     Touchstone    Touchstone   Touchstone
                Balanced    Core Bond       Emerging      Enhanced     Growth &
                  Fund        Fund        Growth Fund     30 Fund    Income Fund

Expense limit      0.90%        0.75%          1.15%         0.75%        0.85%
Sponsor
fees waived     $ 23,200     $ 37,769       $ 23,272      $  7,926     $ 28,563
Amount of
reimbursement   $ 31,350     $     --       $     --      $  6,780     $ 28,435
--------------------------------------------------------------------------------
               Touchstone   Touchstone     Touchstone    Touchstone
               High Yield  International  Money Market   Value Plus
                 Fund       Equity Fund  Fund - Class I     Fund

Expense limit      0.80%        1.25%          0.41%*        1.15%
Sponsor
fees waived     $ 15,351     $  9,917       $ 13,675      $  9,685
Amount of
reimbursement   $     --     $ 52,579       $ 33,324      $  3,633
--------------------------------------------------------------------------------
* The expense limit rate changed to 0.28% on an annualized basis effective April 28, 2003.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments)

for the six months ended June 30, 2003 were as follows:

                        Touchstone     Touchstone    Touchstone     Touchstone     Touchstone
                         Balanced      Core Bond      Emerging       Growth &      High Yield
                           Fund           Fund       Growth Fund    Income Fund       Fund
Cost of Purchases      $  7,353,955   $ 59,325,063   $  9,800,017   $  7,281,327   $ 32,143,941
Proceeds from Sales    $  8,761,729   $ 57,032,811   $ 10,207,985   $  9,030,823   $ 11,995,835
-----------------------------------------------------------------------------------------------

                        Touchstone     Touchstone
                      International    Value Plus
                       Equity Fund       Fund

Cost of Purchases      $    817,995   $ 10,346,191
Proceeds from Sales    $  1,957,917   $  9,332,650
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

6. FEDERAL TAX INFORMATION

The tax character of distributions paid for the years ended December 31, 2002 and 2001 was as follows:

                                                                                        Emerging
                                Balanced                   Core Bond                     Growth                  Enhanced 30
                                  Fund                        Fund                        Fund                       Fund
------------------------------------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001          2002          2001
From ordinary income    $  501,916    $  962,024    $3,644,239    $2,116,586    $  596,674    $       --    $  104,398    $  104,807
From long-term
  capital gains              2,312       315,170            --            --       581,787     2,944,841            --            --
From tax return
  of capital                    --            --            --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
                        $  504,228    $1,277,194    $3,644,239    $2,116,586    $1,178,461    $2,944,841    $  104,398    $  104,807
------------------------------------------------------------------------------------------------------------------------------------
                                Growth &                      High                   International                   Money
                                 Income                      Yield                       Equity                      Market
                                  Fund                        Fund                        Fund                   Fund - Class I
------------------------------------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001          2002          2001
From ordinary income    $1,021,323    $1,326,942    $2,330,508    $1,728,333    $       --    $       --    $  169,881    $  123,092
From long-term
  capital gains          1,022,242     1,050,057            --            --            --            --            --            --
From tax return
  of capital                    --            --            --            --        87,451            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
                        $2,043,565    $2,376,999    $2,330,508    $1,728,333    $   87,451    $       --    $  169,881    $  123,092
------------------------------------------------------------------------------------------------------------------------------------

                                  Value
                                  Plus
                                  Fund
------------------------------------------------
                           2002          2001
From ordinary income    $   64,080    $   79,697
From long-term
  capital gains              1,861            --
From tax return
  of capital                    --            --
------------------------------------------------
                        $   65,941    $   79,697
------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2002:

                                                    Core           Emerging                          Growth &
                                 Balanced           Bond            Growth        Enhanced 30         Income
                                   Fund             Fund             Fund             Fund             Fund
Cost of portfolio
  investments                  $ 21,970,568     $ 42,750,337     $ 23,706,336     $  9,832,488     $ 27,571,941
---------------------------------------------------------------------------------------------------------------
Gross unrealized
  appreciation                    1,576,801        1,243,279        3,110,418          269,331          605,409
Gross unrealized
  depreciation                   (1,145,641)        (571,692)      (3,332,593)      (2,662,202)      (4,387,072)
---------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation/depreciation         431,160          671,587         (222,175)      (2,392,871)      (3,781,663)
---------------------------------------------------------------------------------------------------------------
Accumulated capital
  and other losses               (2,312,747)        (229,038)        (527,088)      (1,455,299)        (521,526)
---------------------------------------------------------------------------------------------------------------
Undistributed
  ordinary income                    62,450              100          305,459               --          606,971
---------------------------------------------------------------------------------------------------------------
Undistributed
  long-term gains                        --               --               --               --          197,429
---------------------------------------------------------------------------------------------------------------
Accumulated earnings
  (deficit)                    $ (1,819,137)    $    442,649     $   (443,804)    $ (3,848,170)    $ (3,498,789)
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             International       Money
                                            High Yield          Equity           Market         Value Plus
                                                Fund             Fund        Fund - Class I        Fund
Cost of portfolio investments               $ 35,214,286     $ 14,285,796     $  9,547,171     $  5,485,524
-----------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                    714,686          176,295               --          134,936
Gross unrealized depreciation                 (4,251,562)      (3,734,307)              --       (1,193,709)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation/depreciation      (3,536,876)      (3,558,012)              --       (1,058,773)
-----------------------------------------------------------------------------------------------------------
Accumulated capital and other losses          (2,453,651)     (10,966,325)             (28)        (783,757)
-----------------------------------------------------------------------------------------------------------
Undistributed ordinary income                     65,202               --               22               --
-----------------------------------------------------------------------------------------------------------
Undistributed long-term gains                         --               --               --               --
-----------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)              $ (5,925,325)    $(14,524,337)    $         (6)    $ (1,842,530)
-----------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

The capital loss carryforwards as of December 31, 2002 in the table above expire as follows:

                                        Amount                Expiration Date
Balanced Fund                        $ 2,062,313             December 31, 2010
Core Bond Fund                           229,038             December 31, 2008
Enhanced 30 Fund                         210,997             December 31, 2007
                                         117,855             December 31, 2008
                                         223,117             December 31, 2009
                                         446,033             December 31, 2010
High Yield Fund                          357,539             December 31, 2007
                                       1,305,003             December 31, 2008
                                           6,124             December 31, 2009
                                         283,470             December 31, 2010
International Equity Fund              7,461,637             December 31, 2009
                                       3,496,258             December 31, 2010
Money Market Fund - Class I                   28             December 31, 2010
Value Plus Fund                          634,402             December 31, 2010

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the current fiscal year capital loss carryforwards of $801,849 were utilized by the Core Bond Fund.

From November 1, 2002 to December 31, 2002, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2003:

                                        Amount
Balanced Fund                        $   196,776
Emerging Growth Fund                     527,088
Enhanced 30 Fund                         457,297
Growth & Income Fund                     521,526
High Yield Fund                          501,515
International Equity Fund                  8,430
Value Plus Fund                          149,355

--------------------------------------------------------------------------------
Notes to Financial Statements continued

7. MERGERS AND SUBSTITUTIONS

TOUCHSTONE MONEY MARKET FUND

On April 18, 2003, a Special Meeting of Shareholders of the Touchstone Standby Income Fund (Touchstone Standby Income), a series of the Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Touchstone Standby Income by Touchstone Money Market Fund - Class I (Touchstone Money Market - Class I ), a series of the Trust, in exchange for shares of Touchstone Money Market -Class I.

The Agreement and Plan of Reorganization was approved as follows:

                                                  Number of Shares
--------------------------------------------------------------------------------
                                          For            Against         Abstain
Touchstone Standby Income              1,310,351          48,779          99,074
--------------------------------------------------------------------------------

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Money Market - Class I became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the reorganization:

                                 Before Reorganization      After Reorganization
--------------------------------------------------------------------------------
                               Touchstone      Touchstone          Touchstone
                             Standby Income    Money Market       Money Market

Shares                          1,437,304        8,172,267         22,315,199
--------------------------------------------------------------------------------
Net Assets                     14,146,472        8,172,261         23,318,733
--------------------------------------------------------------------------------
Net Asset Value                      9.84             1.00               1.00
--------------------------------------------------------------------------------
Unrealized Appreciation
  (Depreciation)                      573               --                573
--------------------------------------------------------------------------------
Accumulated Net Realized
  Gains (Losses)                 (465,945)             (28)          (465,973)
--------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

On April 18, 2003, a Special Meeting of Shareholders of the Gabelli Large Cap Value Portfolio (Legends Large Cap Value), a series of the Company, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Legends Large Cap Value by Touchstone Value Plus Fund (Touchstone Value Plus), a series of the Trust, in exchange for shares of Touchstone Value Plus.

The Agreement and Plan of Reorganization was approved as follows:

                                                  Number of Shares
--------------------------------------------------------------------------------
                                          For            Against         Abstain
Legends Large Cap Value                1,761,349          31,187         139,090
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The merger was completed on April 28, 2003. Upon completion of the merger, Touchstone Value Plus became the accounting, performance, legal and tax survivor.

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and accumulated net realized gains (losses) immediately before and after the reorganization:

                                  Before Reorganization     After Reorganization
--------------------------------------------------------------------------------
                                 Legends       Touchstone      Touchstone
                             Large Cap Value   Value Plus      Value Plus

Shares                          1,888,282         745,672       2,030,811
--------------------------------------------------------------------------------
Net Assets                      9,856,975       5,717,563      15,574,538
--------------------------------------------------------------------------------
Net Asset Value                      5.22            7.67            7.67
--------------------------------------------------------------------------------
Unrealized Appreciation
  (Depreciation)               (2,163,731)       (588,947)     (2,752,678)
--------------------------------------------------------------------------------
Accumulated Net
  Realized Gains (Losses)      (5,583,132)     (1,190,639)     (6,773,771)
--------------------------------------------------------------------------------

Each of the mergers discussed above qualified as a tax-free exchange for federal income tax purposes.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

[LOGO]  TOUCHSTONE
        INVESTMENTS

ITEM 2. CODE OF ETHICS.  Not applicable to Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to Semiannual Reports.

Items 5-6. Reserved

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of June 30, 2003.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  (1) Code of Ethics. Not Applicable

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Variable Series Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Patrick T. Bannigan
----------------------------
Patrick T. Bannigan
President

Date:  September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick T. Bannigan
----------------------------
Patrick T. Bannigan
President

Date:  September 5, 2003


By (Signature and Title)

/s/ Terrie A. Wiedenheft
----------------------------
Terrie A. Wiedenheft
Controller

Date:  September 5, 2003